UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21574

Eaton Vance Floating Rate Income Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2006

Item 1. Reports to Stockholders

Semiannual Report November 30, 2006

EATON VANCE
FLOATING-
RATE INCOME
TRUST

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Floating-Rate Income Trust as of November 30, 2006

INVESTMENT UPDATE

Performance for the Six Months ended November 30, 2006

•                  Based on share price, Eaton Vance Floating-Rate Income Trust (the “Fund”), a closed-end fund traded on the New York Stock Exchange, had a total return of 7.51% for the six months ended November 30, 2006. That return was the result of an increase in share price to $18.47 on November 30, 2006, from $17.95 on May 31, 2006, and the reinvestment of $0.809 in distributions.(1)

•                  Based on net asset value (NAV), the Fund had a total return of 4.10% for the six months ended November 30, 2006. That return was the result of a decrease in NAV to $18.84 on November 30, 2006, from $18.91 on May 31, 2006, and the reinvestment of all distributions.(1)

•                  Based on its November 2006 monthly dividend payment of $0.137 and a closing share price of $18.47, the Fund had a market yield of 8.90%.(2)

•                  For performance comparison, the S&P/LSTA Leveraged Loan Index – an unmanaged index of U.S. dollar-denominated leveraged loans – had a total return of 3.23% for the six months ended November 30, 2006.(3)

Investment Environment

•                  The loan market enjoyed relatively stable fundamentals during the fiscal year, with default rates remaining low by historical standards. Technical factors came more into balance, as record new issuance from strong merger and acquisition activity met robust investor demand. Loan credit spreads stabilized during the fiscal year, after a period during which they had narrowed.

•                    The Federal Reserve raised its Federal Funds rate – a key short-term interest rate benchmark – by 25 basis points (0.25%) at its June meeting, to 5.25%. The London Inter-Bank Offered Rate (LIBOR) – the benchmark over which loan interest rates are typically set – rose in step with that action, increasing the Fund’s total return.

The Fund’s Investments

•                  The Fund’s investments included 461 borrowers at November 30, 2006, with an average loan size of 0.19% of total investments, and no industry constituting more than 8.0% of total investments. Health care, chemicals and plastics, business equipment and services, cable/satellite television, and building and development (including manufacturers of building products and companies that manage/own apartments, shopping malls and commercial office buildings, among others) were the Fund’s largest industry weightings.(4)

•                  At November 30, 2006, the Fund had leverage in the amount of approximately 38.3% of the Fund’s total assets. The Fund currently employs leverage through the issuance of Auction Preferred Shares (“APS”).(5) Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). The cost of APS and borrowings rises and falls with changes in short-term interest rates. Such increases/decreases in cost of the Fund’s leverage may be offset by increased/decreased income from the Fund’s senior loan investments.

The views expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

(1)            Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares. Absent an expense waiver by the investment adviser, returns would be lower.

(2)            The Fund’s market yield is calculated by dividing the most recent dividend per share by the share market price at the end of the period and annualizing the result.

(3)            It is not possible to invest directly in an Index. The Index’s total return reflects changes in value of the loans constituting the Index and accrual of interest and does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the loans represented in the Index. Unlike the Fund, the Index’s return does not reflect the effect of leverage, such as the issuance of Auction Preferred Shares.

(4)            Holdings and industry weightings are subject to change due to active management.

(5)            In the event of a rise in long-term interest rates, the value of the Fund’s investment portfolio could decline, which would reduce the asset coverage for its Auction Preferred Shares.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Floating-Rate Income Trust as of November 30, 2006

Fund perFormance

Performance(1)

Average Annual Total Return (by share price, NYSE)

Six Months	7.51%
One Year	17.63
Life of Fund (6/29/04)	5.88

Average Annual Total Return (at net asset value)

Six Months	4.10%
One Year	8.84
Life of Fund (6/29/04)	6.73

(1)

Performance results reflect the effect of leverage resulting from the Fund’s issuance of Auction Preferred Shares. In the event of a rise in long-term interest rates, the value of the Fund’s investment portfolio could decline, which would reduce the asset coverage for its Auction Preferred Shares.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return.

Diversification by Industry(2)
By total investments

Health Care	7.1%
Chemicals & Plastics	6.9
Business Equip. & Services	6.3
Cable & Satellite Television	5.3
Building & Development	5.3
Leisure Goods/Activities/Movies	4.8
Automotive	4.6
Telecommunications	4.3
Financial Intermediaries	4.0
Radio & Television	4.0
Publishing	3.9
Electronics/Electrical	3.6
Containers & Glass Products	3.6
Retailers(Except Food & Drug)	3.2
Lodging & Casinos	2.6
Oil & Gas	2.3
Aerospace & Defense	2.3
Forest Products	2.3
Utilities	2.2
Food Service	1.9%
Conglomerates	1.7
Food/Drug Retailers	1.7
Beverage & Tobacco	1.6
Nonferrous Metals/Minerals	1.5
Industrial Equipment	1.4
Food Products	1.3
Ecological Services & Equip.	1.0
Insurance	1.0
Surface Transport	0.8
Clothing/Textiles	0.7
Home Furnishings	0.7
Rail Industries	0.6
Cosmetics/Toiletries	0.6
Equipment Leasing	0.6
Drugs	0.5
Air Transport	0.4
Farming/Agriculture	0.2
Steel	0.1

(2)               Reflects the Fund’s investments as of November 30, 2006. Industries are shown as a percentage of the Fund’s total investments. Statistics may not be representative of current or future investments and are subject to change due to active management.

Fund Allocations(3)

By total investments

(3)               Fund Allocations are shown as a percentage of the Fund’s total investments as of November 30, 2006. Fund Allocations may not be representative of the Fund’s current or future investments and are subject to change due to active management.

Eaton Vance Floating-Rate Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 141.2%(1)
Principal Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 3.4%
Alliant Techsystems, Inc.
$612,000	Term Loan, 6.46%, Maturing March 31, 2009	$612,255
CACI International, Inc.
4,157,819	Term Loan, 6.93%, Maturing May 3, 2011	4,170,110
Delta Air Lines, Inc.
1,925,000	Term Loan, 12.87%, Maturing March 16, 2008	1,984,756
Dresser Rand Group, Inc.
884,980	Term Loan, 7.46%, Maturing October 29, 2011	890,511
DRS Technologies, Inc.
1,119,375	Term Loan, 6.88%, Maturing January 31, 2013	1,122,698
Evergreen International Aviation
1,175,000	Term Loan, 8.82%, Maturing October 31, 2011	1,157,375
Forgins International Holdings
951,950	Term Loan, 9.71%, Maturing February 11, 2015	969,799
Hexcel Corp.
781,146	Term Loan, 7.13%, Maturing March 1, 2012	783,099
IAP Worldwide Services, Inc.
1,066,938	Term Loan, 7.25%, Maturing December 30, 2012	1,058,935
K&F Industries, Inc.
715,010	Term Loan, 7.32%, Maturing November 18, 2012	718,250
Spirit Aerosystems, Inc.
1,301,808	Term Loan, 7.11%, Maturing December 31, 2011	1,305,266
Standard Aero Holdings, Inc.
2,750,545	Term Loan, 7.61%, Maturing August 24, 2012	2,760,860
Transdigm, Inc.
1,800,000	Term Loan, 7.39%, Maturing June 23, 2013	1,812,150
Vought Aircraft Industries, Inc.
1,298,259	Term Loan, 7.88%, Maturing December 17, 2011	1,305,562
Wam Aquisition, S.A.
755,563	Term Loan, 8.12%, Maturing April 8, 2013	762,017
755,563	Term Loan, 8.62%, Maturing April 8, 2014	765,086
Wesco Aircraft Hardware Corp.
1,300,000	Term Loan, 7.57%, Maturing September 29, 2013	1,308,532
Wyle Laboratories, Inc.
298,809	Term Loan, 8.12%, Maturing January 28, 2011	300,397
		$23,787,658
Air Transport — 0.6%
Northwest Airlines, Inc.
$2,350,000	DIP Loan, 7.82%, Maturing August 21, 2008	$2,365,423

Principal Amount	Borrower/Tranche Description	Value
Air Transport (continued)
United Airlines, Inc.
$1,545,359	Term Loan, 9.12%, Maturing February 1, 2012	$1,561,779
220,766	Term Loan, 9.13%, Maturing February 1, 2012	223,111
		$4,150,313
Automotive — 7.1%
Accuride Corp.
$2,285,212	Term Loan, 7.44%, Maturing January 31, 2012	$2,290,213
AE Europe Group, LLC
811,786	Term Loan, 10.50%, Maturing October 11, 2010	812,800
Affina Group, Inc.
1,271,502	Term Loan, 8.38%, Maturing November 30, 2011	1,278,257
Axletech International Holding, Inc.
1,950,000	Term Loan, 11.87%, Maturing April 21, 2013	1,965,438
Collins & Aikman Products Co.
296,851	Revolving Loan, 6.28%, Maturing August 31, 2009(7)	139,520
1,400,912	Term Loan, 6.34%, Maturing August 31, 2009(7)	662,806
CSA Acquisition Corp.
381,752	Term Loan, 7.88%, Maturing December 23, 2011	382,349
708,132	Term Loan, 7.88%, Maturing December 23, 2011	709,238
496,250	Term Loan, 7.88%, Maturing December 23, 2012	496,436
Dana Corp.
1,175,000	DIP Loan, 7.65%, Maturing April 13, 2008	1,177,203
Dayco Products, LLC
2,244,375	Term Loan, 8.02%, Maturing June 21, 2011	2,237,828
Exide Technologies, Inc.
483,925	Term Loan, 11.75%, Maturing May 5, 2010	508,727
489,856	Term Loan, 11.75%, Maturing May 5, 2010	514,961
Federal-Mogul Corp.
2,989,770	Revolving Loan, 7.07%, Maturing December 9, 2006(2)	2,944,301
4,717,351	Revolving Loan, 9.07%, Maturing December 9, 2006(2)	4,735,041
563,750	Term Loan, 9.07%, Maturing December 9, 2006	566,921
Goodyear Tire & Rubber Co.
980,000	Term Loan, 5.73%, Maturing April 30, 2010	982,887
2,500,000	Revolving Loan, 7.35%, Maturing April 30, 2010(2)	2,489,845
3,290,000	Term Loan, 8.14%, Maturing April 30, 2010	3,326,720
1,000,000	Term Loan, 8.89%, Maturing March 1, 2011	1,014,688
HLI Operating Co., Inc.
1,413,858	Term Loan, 8.96%, Maturing June 3, 2009	1,421,988
Insurance Auto Auctions, Inc.
869,022	Term Loan, 7.89%, Maturing May 19, 2012	872,824
Keystone Automotive Operations, Inc.
1,811,313	Term Loan, 7.86%, Maturing October 30, 2010	1,814,709
R.J. Tower Corp.
1,925,000	DIP Revolving Loan, 8.94%, Maturing February 2, 2007	1,868,053

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Automotive (continued)
Rental Service Corp.
$1,250,000	Term Loan, 8.85%, Maturing November 30, 2013	$1,259,961
The Hertz Corp.
444,444	Term Loan, 5.39%, Maturing December 21, 2012	447,944
3,531,174	Term Loan, 7.36%, Maturing December 21, 2012	3,558,982
Trimas Corp.
262,500	Term Loan, 8.13%, Maturing August 2, 2011	263,895
1,137,500	Term Loan, 8.13%, Maturing August 2, 2013	1,143,544
TRW Automotive, Inc.
1,950,038	Term Loan, 6.88%, Maturing October 31, 2010	1,947,195
2,976,490	Term Loan, 7.19%, Maturing June 30, 2012	2,973,466
United Components, Inc.
1,646,168	Term Loan, 7.63%, Maturing June 30, 2010	1,652,341
Vanguard Car Rental USA
1,683,000	Term Loan, 8.35%, Maturing June 14, 2013	1,695,447
		$50,156,528
Beverage and Tobacco — 2.6%
Alliance One International, Inc.
$765,525	Term Loan, 8.82%, Maturing May 13, 2010	$775,094
Constellation Brands, Inc.
5,750,000	Term Loan, 6.93%, Maturing June 5, 2013	5,777,951
Culligan International Co.
2,972,435	Term Loan, 7.07%, Maturing September 30, 2011	2,980,797
Le-Nature's, Inc.
521,739	Term Loan, 9.39%, Maturing March 1, 2011(3)	330,965
National Dairy Holdings, L.P.
769,800	Term Loan, 7.32%, Maturing March 15, 2012	771,724
National Distribution Co.
770,000	Term Loan, 11.82%, Maturing June 22, 2010	771,925
Reynolds American, Inc.
3,266,813	Term Loan, 7.14%, Maturing May 31, 2012	3,292,846
Southern Wine & Spirits of America, Inc.
2,927,423	Term Loan, 6.87%, Maturing May 31, 2012	2,937,487
Sunny Delight Beverages Co.
706,590	Term Loan, 11.38%, Maturing August 20, 2010	693,342
		$18,332,131
Building and Development — 8.0%
AP-Newkirk Holdings, LLC
$1,825,183	Term Loan, 7.82%, Maturing December 21, 2007	$1,828,036
Beacon Sales Acquisition, Inc.
775,000	Term Loan, 7.32%, Maturing September 30, 2013	776,938
Biomed Realty, L.P.
3,385,000	Term Loan, 7.57%, Maturing May 31, 2010	3,376,538

Principal Amount	Borrower/Tranche Description	Value
Building and Development (continued)
Capital Automotive (REIT)
$1,372,138	Term Loan, 7.07%, Maturing December 16, 2010	$1,376,747
Epco / Fantome, LLC
1,700,000	Term Loan, 8.37%, Maturing November 23, 2010	1,708,500
Formica Corp.
1,144,250	Term Loan, 8.49%, Maturing March 15, 2013	1,143,893
FT-FIN Acquisition, LLC
1,364,019	Term Loan, 7.13%, Maturing November 17, 2007(2)	1,367,429
Gables GP, Inc.
91,711	Term Loan, 7.07%, Maturing December 31, 2006	91,863
General Growth Properties, Inc.
2,000,000	Term Loan, 6.57%, Maturing February 24, 2011	1,988,854
Hovstone Holdings, LLC
1,365,000	Term Loan, 7.37%, Maturing February 28, 2009	1,344,525
Landsource Communities, LLC
2,000,000	Term Loan, 7.88%, Maturing March 31, 2010	1,973,750
Lanoga Corp.
1,396,500	Term Loan, 7.12%, Maturing June 29, 2013	1,393,009
LNR Property Corp.
3,125,000	Term Loan, 8.12%, Maturing July 3, 2011	3,138,997
Mattamy Funding Partnership
497,500	Term Loan, 7.63%, Maturing April 11, 2013	494,080
Mueller Group, Inc.
2,154,440	Term Loan, 7.40%, Maturing October 3, 2012	2,167,458
NCI Building Systems, Inc.
400,742	Term Loan, 6.84%, Maturing June 18, 2010	400,993
Newkirk Master, L.P.
1,859,939	Term Loan, 7.07%, Maturing August 11, 2008	1,862,846
1,452,442	Term Loan, 7.07%, Maturing August 11, 2008	1,454,712
Nortek, Inc.
4,985,250	Term Loan, 7.36%, Maturing August 27, 2011	4,976,680
November 2005 Land Investors
995,000	Term Loan, 8.12%, Maturing May 9, 2011	985,050
Panolam Industries Holdings, Inc.
623,189	Term Loan, 8.12%, Maturing September 30, 2012	626,305
Ply Gem Industries, Inc.
950,000	Term Loan, 8.32%, Maturing August 15, 2011	957,422
116,602	Term Loan, 8.32%, Maturing August 15, 2011	116,529
1,749,023	Term Loan, 8.32%, Maturing August 15, 2011	1,747,930
Rubicon GSA II, LLC
2,650,000	Term Loan, 8.07%, Maturing July 31, 2008	2,650,000
South Edge, LLC
843,750	Term Loan, 7.38%, Maturing October 31, 2009	827,402
Stile Acquisition Corp.
2,232,835	Term Loan, 7.38%, Maturing April 6, 2013	2,190,621

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Building and Development (continued)
Stile U.S. Acquisition Corp.
$2,236,639	Term Loan, 7.38%, Maturing April 6, 2013	$2,194,353
TE / Tousa Senior, LLC
1,700,000	Term Loan, 8.25%, Maturing August 1, 2008	1,406,750
Tousa/Kolter, LLC
2,305,000	Term Loan, 7.62%, Maturing January 7, 2008(2)	2,307,881
TRU 2005 RE Holding Co.
4,575,000	Term Loan, 8.32%, Maturing December 9, 2008	4,583,935
Trustreet Properties, Inc.
1,640,000	Term Loan, 7.32%, Maturing April 8, 2010	1,644,100
United Subcontractors, Inc.
925,000	Term Loan, 12.86%, Maturing June 27, 2013	897,250
		$56,001,376
Business Equipment and Services — 9.3%
Acco Brands Corp.
$1,379,675	Term Loan, 7.11%, Maturing August 17, 2012	$1,383,771
Activant Solutions, Inc.
813,058	Term Loan, 7.38%, Maturing May 1, 2013	807,722
Acxiom Corp.
1,650,000	Term Loan, 7.09%, Maturing September 15, 2012	1,657,219
Affiliated Computer Services
918,063	Term Loan, 7.39%, Maturing March 20, 2013	920,931
2,394,000	Term Loan, 7.40%, Maturing March 20, 2013	2,400,284
Affinion Group, Inc.
2,269,389	Term Loan, 8.12%, Maturing October 17, 2012	2,284,638
Alix Partners LLP
1,100,000	Term Loan, 7.88%, Maturing October 12, 2013	1,107,334
Allied Security Holdings, LLC
1,443,409	Term Loan, 8.37%, Maturing June 30, 2010	1,454,235
Buhrmann US, Inc.
1,445,440	Term Loan, 7.13%, Maturing December 31, 2010	1,448,150
DynCorp International, LLC
1,349,450	Term Loan, 7.75%, Maturing February 11, 2011	1,357,603
Education Management, LLC
1,720,688	Term Loan, 7.88%, Maturing June 1, 2013	1,732,947
Gate Gourmet Borrower, LLC
1,636,222	Term Loan, 8.12%, Maturing March 9, 2012	1,656,675
205,556	Term Loan, 8.12%, Maturing March 9, 2012	202,472
Info USA, Inc.
669,938	Term Loan, 7.07%, Maturing February 14, 2012	669,100
Iron Mountain, Inc.
3,476,851	Term Loan, 7.13%, Maturing April 2, 2011	3,485,543
Language Line, Inc.
4,210,016	Term Loan, 8.63%, Maturing June 11, 2011	4,242,248

Principal Amount	Borrower/Tranche Description	Value
Business Equipment and Services (continued)
Mitchell International, Inc.
$719,248	Term Loan, 7.37%, Maturing August 15, 2011	$721,945
N.E.W. Holdings I, LLC
860,000	Term Loan, 12.36%, Maturing February 8, 2014	871,825
535,210	Term Loan, 8.12%, Maturing August 8, 2014	537,886
Nielsen Finance, LLC
7,700,000	Term Loan, 8.13%, Maturing August 9, 2013	7,733,156
Protection One, Inc.
2,263,320	Term Loan, 7.85%, Maturing March 31, 2012	2,273,222
Quantum Corp.
400,000	Term Loan, 9.44%, Maturing August 22, 2012	400,500
250,000	Term Loan, 13.69%, Maturing August 22, 2013	249,063
Quintiles Transnational Corp.
1,875,000	Term Loan, 9.37%, Maturing March 31, 2014	1,905,761
Serena Software, Inc.
632,813	Term Loan, 7.62%, Maturing March 10, 2013	633,524
SS&C Technologies, Inc.
68,537	Term Loan, 7.87%, Maturing November 23, 2012	69,037
914,747	Term Loan, 8.00%, Maturing November 23, 2012	921,417
Sungard Data Systems, Inc.
14,417,500	Term Loan, 7.88%, Maturing February 11, 2013	14,541,404
TDS Investor Corp.
3,073,876	Term Loan, 8.37%, Maturing August 23, 2013	3,084,032
301,124	Term Loan, 8.37%, Maturing August 23, 2013	302,119
Transaction Network Services, Inc.
869,764	Term Loan, 7.39%, Maturing May 4, 2012	869,764
US Investigations Services, Inc.
1,283,814	Term Loan, 7.89%, Maturing October 14, 2012	1,290,233
593,443	Term Loan, 7.89%, Maturing October 14, 2013	596,162
Western Inventory Services
967,521	Term Loan, 7.82%, Maturing March 31, 2011	972,359
Williams Scotsman, Inc.
850,000	Term Loan, 6.82%, Maturing June 27, 2010	848,938
		$65,633,219
Cable and Satellite Television — 8.0%
Atlantic Broadband Finance, LLC
$3,980,000	Term Loan, 8.14%, Maturing February 10, 2011	$4,034,725
Bragg Communications, Inc.
2,165,163	Term Loan, 7.12%, Maturing August 31, 2011	2,167,869
Bresnan Broadband Holdings, LLC
1,325,000	Term Loan, 9.88%, Maturing March 29, 2014	1,355,916
Cequel Communications, LLC
1,800,000	Term Loan, 9.88%, Maturing May 5, 2014	1,796,625
3,405,166	Term Loan, 11.37%, Maturing May 5, 2014	3,383,883

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Cable and Satellite Television (continued)
Charter Communications Operating, LLC
$12,297,231	Term Loan, 8.01%, Maturing April 28, 2013	$12,397,146
CSC Holdings, Inc.
3,308,375	Term Loan, 7.12%, Maturing March 29, 2013	3,306,582
Insight Midwest Holdings, LLC
1,481,250	Term Loan, 7.61%, Maturing April 6, 2014	1,490,600
4,443,750	Term Loan, 7.61%, Maturing April 6, 2014	4,471,799
MCC Iowa, LLC
1,965,625	Term Loan, 6.50%, Maturing March 31, 2010	1,930,202
Mediacom Broadband Group
2,947,725	Term Loan, 7.00%, Maturing January 31, 2015	2,937,131
Mediacom Illinois, LLC
4,098,125	Term Loan, 7.24%, Maturing January 31, 2015	4,091,539
NTL Cable, PLC
1,015,000	Term Loan, 8.37%, Maturing January 28, 2011	1,050,525
NTL Investment Holdings, Ltd.
2,782,878	Term Loan, 7.36%, Maturing March 30, 2012	2,796,213
Persona Communications Corp.
392,689	Term Loan, 0.00%, Maturing October 12, 2013(2)	395,143
632,311	Term Loan, 8.12%, Maturing October 12, 2013	636,263
900,000	Term Loan, 11.37%, Maturing April 12, 2014	905,625
UGS Corp.
4,454,290	Term Loan, 7.13%, Maturing March 31, 2012	4,450,579
UPC Broadband Holding B.V.
1,330,000	Term Loan, 7.64%, Maturing March 31, 2013	1,332,036
1,330,000	Term Loan, 7.64%, Maturing December 31, 2013	1,332,036
		$56,262,437
Chemicals and Plastics — 10.2%
Basell Af S.A.R.L.
$312,500	Term Loan, 7.60%, Maturing August 1, 2013	$316,309
62,500	Term Loan, 7.60%, Maturing August 1, 2013	63,262
312,500	Term Loan, 8.35%, Maturing August 1, 2014	316,406
62,500	Term Loan, 8.35%, Maturing August 1, 2014	63,281
Brenntag Holding GmbH and Co. KG
432,000	Term Loan, 8.08%, Maturing December 23, 2013	435,780
1,768,000	Term Loan, 8.08%, Maturing December 23, 2013	1,786,509
1,100,000	Term Loan, 12.08%, Maturing December 23, 2015	1,125,953
Celanese Holdings, LLC
6,339,256	Term Loan, 7.12%, Maturing June 4, 2011	6,358,502
Gentek, Inc.
616,778	Term Loan, 7.36%, Maturing February 25, 2011	620,055
749,148	Term Loan, 9.62%, Maturing February 28, 2012	756,452
Georgia Gulf Corp.
1,570,313	Term Loan, 7.32%, Maturing October 3, 2013	1,579,427

Principal Amount	Borrower/Tranche Description	Value
Chemicals and Plastics (continued)
Hercules, Inc.
$2,932,331	Term Loan, 6.87%, Maturing October 8, 2010	$2,936,729
Hexion Specialty Chemicals, Inc.
894,527	Term Loan, 7.87%, Maturing May 5, 2013	893,169
4,117,910	Term Loan, 7.88%, Maturing May 5, 2013	4,111,659
Huntsman, LLC
6,155,077	Term Loan, 7.07%, Maturing August 16, 2012	6,155,933
Ineos Group
1,800,000	Term Loan, 7.61%, Maturing December 14, 2013	1,817,876
1,800,000	Term Loan, 8.11%, Maturing December 14, 2014	1,817,876
Innophos, Inc.
2,154,159	Term Loan, 7.57%, Maturing August 10, 2010	2,162,237
Invista B.V.
6,457,500	Term Loan, 6.87%, Maturing April 30, 2010	6,417,141
ISP Chemo, Inc.
2,437,750	Term Loan, 7.41%, Maturing February 16, 2013	2,443,084
Kranton Polymers, LLC
1,831,521	Term Loan, 7.38%, Maturing May 12, 2013	1,837,245
Lucite International Group
233,588	Term Loan, 0.00%, Maturing July 7, 2013(2)	235,270
664,746	Term Loan, 8.07%, Maturing July 7, 2013	669,532
Lyondell Chemical Co.
4,289,250	Term Loan, 7.12%, Maturing August 16, 2013	4,310,027
Mosaic Co.
1,576,000	Term Loan, 7.01%, Maturing February 21, 2012	1,576,394
Nalco Co.
5,680,211	Term Loan, 7.16%, Maturing November 4, 2010	5,702,966
PQ Corp.
576,225	Term Loan, 7.38%, Maturing February 10, 2012	578,627
Professional Paint, Inc.
822,938	Term Loan, 7.63%, Maturing May 31, 2012	823,966
350,000	Term Loan, 11.38%, Maturing May 31, 2013	353,063
Propex Fabrics, Inc.
1,025,062	Term Loan, 7.63%, Maturing July 31, 2012	1,025,703
Rockwood Specialties Group, Inc.
6,377,875	Term Loan, 7.38%, Maturing December 10, 2012	6,412,953
Solo Cup Co.
4,376,002	Term Loan, 8.62%, Maturing February 27, 2011	4,395,147
Solutia, Inc.
850,000	DIP Loan, 8.96%, Maturing March 31, 2007	853,188
Wellman, Inc.
750,000	Term Loan, 9.37%, Maturing February 10, 2009	739,688
		$71,691,409

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Clothing / Textiles — 0.7%
Hanesbrands, Inc.
$2,000,000	Term Loan, 7.68%, Maturing September 5, 2013	$2,016,600
950,000	Term Loan, 9.19%, Maturing March 5, 2014	972,478
St. John Knits International, Inc.
686,148	Term Loan, 9.32%, Maturing March 23, 2012	682,718
The William Carter Co.
1,119,030	Term Loan, 6.87%, Maturing July 14, 2012	1,118,156
		$4,789,952
Conglomerates — 2.6%
Amsted Industries, Inc.
$1,930,422	Term Loan, 7.37%, Maturing October 15, 2010	$1,930,422
Blount, Inc.
343,887	Term Loan, 7.10%, Maturing August 9, 2010	344,890
Dundee Holding, Inc.
1,841,300	Term Loan, 8.57%, Maturing February 17, 2015	1,855,110
Euramax International, Inc.
680,337	Term Loan, 8.19%, Maturing June 28, 2012	682,719
501,316	Term Loan, 12.37%, Maturing June 28, 2013	485,650
248,684	Term Loan, 12.37%, Maturing June 28, 2013	240,913
Goodman Global Holdings, Inc.
1,182,071	Term Loan, 7.19%, Maturing December 23, 2011	1,182,564
Jarden Corp.
1,177,479	Term Loan, 7.12%, Maturing January 24, 2012	1,176,154
2,983,835	Term Loan, 7.37%, Maturing January 24, 2012	2,989,429
Johnson Diversey, Inc.
1,899,310	Term Loan, 7.87%, Maturing December 16, 2011	1,916,820
Polymer Group, Inc.
2,853,438	Term Loan, 7.61%, Maturing November 22, 2012	2,861,464
Rexnord Corp.
1,525,000	Term Loan, 7.88%, Maturing July 19, 2013	1,531,675
RGIS Holdings, LLC
1,265,536	Term Loan, 7.87%, Maturing February 15, 2013	1,265,142
		$18,462,952
Containers and Glass Products — 5.6%
Berry Plastics Corp.
$2,850,000	Term Loan, 7.12%, Maturing September 20, 2013	$2,857,421
Bluegrass Container Co.
424,995	Term Loan, 7.60%, Maturing June 30, 2013	429,192
1,420,380	Term Loan, 7.60%, Maturing June 30, 2013	1,434,406
321,212	Term Loan, 10.32%, Maturing December 30, 2013	325,729
1,003,788	Term Loan, 10.32%, Maturing December 30, 2013	1,017,904

Principal Amount	Borrower/Tranche Description	Value
Containers and Glass Products (continued)
Crown Americas, Inc.
$693,000	Term Loan, 7.12%, Maturing November 15, 2012	$694,841
Graham Packaging Holdings Co.
397,975	Term Loan, 7.69%, Maturing October 7, 2011	399,965
5,305,500	Term Loan, 7.73%, Maturing October 7, 2011	5,332,028
1,428,571	Term Loan, 9.69%, Maturing April 7, 2012	1,445,759
Graphic Packaging International, Inc.
8,792,639	Term Loan, 7.90%, Maturing August 8, 2010	8,904,903
IPG (US), Inc.
3,234,000	Term Loan, 7.64%, Maturing July 28, 2011	3,229,958
JSG Acquisitions
2,055,000	Term Loan, 7.75%, Maturing December 31, 2013	2,073,624
2,055,000	Term Loan, 8.25%, Maturing December 13, 2014	2,083,899
Kranson Industries, Inc.
950,000	Term Loan, 8.17%, Maturing July 31, 2013	955,344
Owens-Brockway Glass Container
1,800,000	Term Loan, 6.82%, Maturing June 14, 2013	1,803,150
Smurfit-Stone Container Corp.
656,041	Term Loan, 4.73%, Maturing November 1, 2011	661,185
742,500	Term Loan, 7.63%, Maturing November 1, 2011	748,322
3,039,349	Term Loan, 7.66%, Maturing November 1, 2011	3,063,180
1,637,326	Term Loan, 7.67%, Maturing November 1, 2011	1,650,165
		$39,110,975
Cosmetics / Toiletries — 0.8%
American Safety Razor Co.
$1,050,000	Term Loan, 11.72%, Maturing July 31, 2014	$1,065,750
Prestige Brands, Inc.
2,442,400	Term Loan, 7.71%, Maturing April 7, 2011	2,456,138
Revlon Consumer Products Corp.
1,854,680	Term Loan, 11.42%, Maturing July 9, 2010	1,904,138
		$5,426,026
Drugs — 0.9%
Patheon, Inc.
$2,008,294	Term Loan, 9.61%, Maturing December 14, 2011	$1,970,639
Warner Chilcott Corp.
838,758	Term Loan, 7.62%, Maturing January 18, 2012	843,550
54,929	Term Loan, 7.62%, Maturing January 18, 2012	55,156
10,986	Term Loan, 7.62%, Maturing January 18, 2012	11,031
3,055,029	Term Loan, 7.62%, Maturing January 18, 2012	3,072,486
		$5,952,862

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Ecological Services and Equipment — 1.6%
Allied Waste Industries, Inc.
$1,487,310	Term Loan, 5.33%, Maturing January 15, 2012	$1,487,542
3,687,563	Term Loan, 7.16%, Maturing January 15, 2012	3,687,209
Duratek, Inc.
658,527	Term Loan, 7.76%, Maturing June 7, 2013	662,849
Energysolutions, LLC
69,182	Term Loan, 7.57%, Maturing June 7, 2013	69,636
1,453,476	Term Loan, 7.76%, Maturing June 7, 2013	1,463,015
Environmental Systems, Inc.
1,461,837	Term Loan, 8.87%, Maturing December 12, 2008	1,470,973
IESI Corp.
1,400,000	Term Loan, 7.12%, Maturing January 20, 2012	1,402,188
Sensus Metering Systems, Inc.
807,454	Term Loan, 7.44%, Maturing December 17, 2010	807,454
107,254	Term Loan, 7.49%, Maturing December 17, 2010	107,254
		$11,158,120
Electronics / Electrical — 5.2%
Advanced Micro Devices, Inc.
$2,688,365	Term Loan, 7.62%, Maturing December 31, 2013	$2,701,807
AMI Semiconductor, Inc.
2,267,932	Term Loan, 6.82%, Maturing April 1, 2012	2,260,844
Aspect Software, Inc.
2,250,000	Term Loan, 8.44%, Maturing July 11, 2011	2,263,712
2,000,000	Term Loan, 12.38%, Maturing July 11, 2013	2,010,834
Communications & Power, Inc.
838,454	Term Loan, 7.57%, Maturing July 23, 2010	842,122
Enersys Capital, Inc.
1,955,000	Term Loan, 7.42%, Maturing March 17, 2011	1,967,219
FCI International S.A.S.
232,989	Term Loan, 8.33%, Maturing November 1, 2013	236,193
242,011	Term Loan, 8.33%, Maturing November 1, 2013	242,843
242,011	Term Loan, 8.83%, Maturing November 1, 2013	244,053
232,989	Term Loan, 8.83%, Maturing November 1, 2013	236,193
Infor Enterprise Solutions
2,940,714	Term Loan, 9.12%, Maturing July 28, 2012	2,976,247
1,534,286	Term Loan, 9.12%, Maturing July 28, 2012	1,554,423
Network Solutions, LLC
1,066,938	Term Loan, 10.37%, Maturing January 9, 2012	1,080,274
Open Solutions, Inc.
1,150,000	Term Loan, 11.90%, Maturing March 3, 2012	1,178,750
Rayovac Corp.
3,855,195	Term Loan, 8.38%, Maturing February 7, 2012	3,873,780
Rexel S.A.
1,700,000	Term Loan, 7.61%, Maturing March 16, 2013	1,709,563

Principal Amount	Borrower/Tranche Description	Value
Electronics / Electrical (continued)
Security Co., Inc.
$977,527	Term Loan, 8.63%, Maturing June 28, 2010	$982,415
3,000,000	Term Loan, 12.88%, Maturing June 28, 2011	3,037,500
Sensata Technologies Finance Co.
872,813	Term Loan, 7.13%, Maturing April 27, 2013	867,600
Telcordia Technologies, Inc.
2,909,462	Term Loan, 8.12%, Maturing September 15, 2012	2,842,635
TTM Technologies, Inc.
750,000	Term Loan, 7.60%, Maturing October 27, 2012	754,688
Verifone, Inc.
1,700,000	Term Loan, 7.12%, Maturing October 31, 2013	1,705,845
Vertafore, Inc.
950,000	Term Loan, 11.40%, Maturing January 31, 2013	964,250
		$36,533,790
Equipment Leasing — 0.8%
Awas Capital, Inc.
$2,800,926	Term Loan, 11.44%, Maturing March 22, 2013	$2,842,940
Maxim Crane Works, L.P.
1,165,428	Term Loan, 7.33%, Maturing January 28, 2010	1,169,798
United Rentals, Inc.
334,029	Term Loan, 6.00%, Maturing February 14, 2011	335,839
1,401,808	Term Loan, 7.32%, Maturing February 14, 2011	1,409,402
		$5,757,979
Farming / Agriculture — 0.3%
Central Garden & Pet Co.
$2,313,375	Term Loan, 6.82%, Maturing February 28, 2014	$2,315,786
		$2,315,786
Financial Intermediaries — 4.7%
AIMCO Properties, L.P.
$1,950,000	Term Loan, 6.91%, Maturing March 23, 2011	$1,954,875
Ameritrade Holding Corp.
4,175,523	Term Loan, 6.82%, Maturing December 31, 2012	4,173,564
Citgo III, Ltd.
250,000	Term Loan, 8.14%, Maturing August 3, 2013	252,031
250,000	Term Loan, 8.64%, Maturing August 3, 2014	252,969
Coinstar, Inc.
4,553,550	Term Loan, 7.37%, Maturing July 7, 2011	4,584,856
Fidelity National Information Solutions, Inc.
6,993,525	Term Loan, 7.07%, Maturing March 9, 2013	7,003,239
Idearc, Inc.
7,200,000	Term Loan, 7.32%, Maturing November 17, 2014	7,240,954

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Financial Intermediaries (continued)
IPayment, Inc.
$1,044,750	Term Loan, 7.36%, Maturing May 10, 2013	$1,044,097
LPL Holdings, Inc.
3,994,813	Term Loan, 8.30%, Maturing June 30, 2013	4,031,018
Oxford Acquisition III, Ltd.
1,400,000	Term loan, 7.75%, Maturing September 20, 2013	1,410,938
The Macerich Partnership, L.P.
1,350,000	Term Loan, 6.88%, Maturing April 25, 2010	1,350,281
		$33,298,822
Food Products — 2.0%
Acosta, Inc.
$2,593,500	Term Loan, 8.07%, Maturing July 28, 2013	$2,618,896
Chiquita Brands, LLC
755,438	Term Loan, 8.38%, Maturing June 28, 2012	760,513
Del Monte Corp.
1,686,724	Term Loan, 6.95%, Maturing February 8, 2012	1,690,639
Dole Food Company, Inc.
181,395	Term Loan, 5.24%, Maturing April 12, 2013	179,833
1,353,663	Term Loan, 7.46%, Maturing April 12, 2013	1,342,006
406,099	Term Loan, 7.55%, Maturing April 12, 2013	402,602
Michael Foods, Inc.
597,000	Term Loan, 7.54%, Maturing November 21, 2010	598,617
Pinnacle Foods Holdings Corp.
2,397,842	Term Loan, 7.37%, Maturing November 25, 2010	2,404,136
QCE Finance, LLC
498,750	Term Loan, 7.63%, Maturing May 5, 2013	497,815
1,050,000	Term Loan, 11.12%, Maturing November 5, 2013	1,068,113
Reddy Ice Group, Inc.
2,190,000	Term Loan, 7.12%, Maturing August 9, 2012	2,190,685
		$13,753,855
Food Service — 2.9%
AFC Enterprises, Inc.
$650,793	Term Loan, 7.63%, Maturing May 23, 2009	$652,826
Buffets, Inc.
207,083	Term Loan, 5.27%, Maturing May 1, 2013	208,636
1,567,917	Term Loan, 8.36%, Maturing November 1, 2013	1,579,676
Burger King Corp.
1,422,879	Term Loan, 6.88%, Maturing June 30, 2012	1,422,484
Carrols Corp.
514,113	Term Loan, 7.88%, Maturing December 31, 2010	516,169
CBRL Group, Inc.
2,212,724	Term Loan, 7.13%, Maturing April 27, 2013	2,209,958

Principal Amount	Borrower/Tranche Description	Value
Food Service (continued)
CKE Restaurants, Inc.
$1,438,599	Term Loan, 7.38%, Maturing May 1, 2010	$1,442,196
Denny's, Inc.
1,583,952	Term Loan, 8.61%, Maturing September 21, 2009	1,587,418
Domino's, Inc.
6,683,699	Term Loan, 6.88%, Maturing June 25, 2010	6,687,877
Jack in the Box, Inc.
974,937	Term Loan, 6.88%, Maturing January 8, 2011	978,898
NPC International, Inc.
437,500	Term Loan, 7.12%, Maturing May 3, 2013	436,406
Nutro Products, Inc.
547,250	Term Loan, 7.37%, Maturing April 26, 2013	548,447
Sagittarius Restaurants, LLC
422,875	Term Loan, 7.62%, Maturing March 29, 2013	423,139
Sonic Corp.
738,000	Term Loan, 7.32%, Maturing September 22, 2013	739,730
Weightwatchers.com, Inc.
1,250,000	Term Loan, 10.36%, Maturing June 16, 2011	1,259,375
		$20,693,235
Food / Drug Retailers — 2.3%
Cumberland Farms, Inc.
$1,750,000	Term Loan, 7.37%, Maturing September 29, 2013	$1,758,750
General Nutrition Centers, Inc.
583,502	Term Loan, 8.07%, Maturing December 5, 2009	586,602
Giant Eagle, Inc.
2,054,250	Term Loan, 6.87%, Maturing November 7, 2012	2,058,745
Roundy's Supermarkets, Inc.
3,796,313	Term Loan, 8.38%, Maturing November 3, 2011	3,832,377
Supervalu, Inc.
1,666,625	Term Loan, 7.19%, Maturing June 1, 2012	1,671,448
The Jean Coutu Group (PJC), Inc.
5,471,050	Term Loan, 7.94%, Maturing July 30, 2011	5,488,147
The Pantry, Inc.
893,250	Term Loan, 7.07%, Maturing January 2, 2012	896,041
		$16,292,110
Forest Products — 3.4%
Appleton Papers, Inc.
$3,058,337	Term Loan, 7.64%, Maturing June 11, 2010	$3,071,717
Boise Cascade Holdings, LLC
2,979,519	Term Loan, 7.11%, Maturing October 29, 2011	2,994,789
Buckeye Technologies, Inc.
1,563,984	Term Loan, 7.40%, Maturing April 15, 2010	1,565,614

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Forest Products (continued)
Georgia-Pacific Corp.
$9,776,125	Term Loan, 7.39%, Maturing December 20, 2012	$9,808,376
2,975,000	Term Loan, 8.39%, Maturing December 23, 2013	2,987,492
NewPage Corp.
2,239,266	Term Loan, 8.36%, Maturing May 2, 2011	2,256,060
Xerium Technologies, Inc.
1,357,908	Term Loan, 7.62%, Maturing May 18, 2012	1,356,210
		$24,040,258
Healthcare — 10.4%
Accellent, Inc.
$377,150	Term Loan, 7.37%, Maturing November 22, 2012	$377,150
Alliance Imaging, Inc.
477,038	Term Loan, 7.93%, Maturing December 29, 2011	479,185
American Medical Systems
1,900,000	Term Loan, 7.81%, Maturing July 20, 2012	1,902,375
Ameripath, Inc.
965,150	Term Loan, 7.39%, Maturing October 31, 2012	966,115
AMN Healthcare, Inc.
444,358	Term Loan, 7.12%, Maturing November 2, 2011	445,885
AMR HoldCo, Inc.
559,710	Term Loan, 7.38%, Maturing February 10, 2012	560,759
Caremore Holdings, Inc.
1,019,875	Term Loan, 8.62%, Maturing February 28, 2013	1,024,656
Carl Zeiss Topco GMBH
410,000	Term Loan, 8.12%, Maturing February 28, 2013	413,677
820,000	Term Loan, 8.62%, Maturing February 28, 2014	831,455
375,000	Term Loan, 10.87%, Maturing August 31, 2014	380,578
Community Health Systems, Inc.
6,562,129	Term Loan, 7.12%, Maturing August 19, 2011	6,571,507
Concentra Operating Corp.
2,494,214	Term Loan, 7.62%, Maturing September 30, 2011	2,503,567
Conmed Corp.
1,122,889	Term Loan, 7.32%, Maturing April 13, 2013	1,123,240
CRC Health Corp.
547,250	Term Loan, 7.62%, Maturing February 6, 2013	548,960
Davita, Inc.
6,940,792	Term Loan, 7.42%, Maturing October 5, 2012	6,976,426
DJ Orthopedics, LLC
377,429	Term Loan, 6.88%, Maturing April 7, 2013	377,193
Emdeon Business Services LLC
1,900,000	Term Loan, 7.82%, Maturing November 16, 2013	1,900,000
Encore Medical Finance, LLC
1,200,000	Term Loan, 7.87%, Maturing November 3, 2013	1,202,250

Principal Amount	Borrower/Tranche Description	Value
Healthcare (continued)
FGX International, Inc.
$600,000	Term Loan, 9.39%, Maturing December 12, 2012	$598,500
333,000	Term Loan, 13.14%, Maturing December 9, 2013	316,350
FHC Health Systems, Inc.
2,000,000	Term Loan, 14.40%, Maturing February 7, 2011	2,060,000
Fresenius Medical Care Holdings
4,179,000	Term Loan, 6.75%, Maturing March 31, 2013	4,157,524
Hanger Orthopedic Group, Inc.
822,938	Term Loan, 7.87%, Maturing May 30, 2013	828,081
HealthSouth Corp.
2,369,063	Term Loan, 8.62%, Maturing March 10, 2013	2,380,579
Iasis Healthcare, LLC
3,910,000	Term Loan, 7.62%, Maturing June 16, 2011	3,933,460
Kinetic Concepts, Inc.
1,065,702	Term Loan, 7.12%, Maturing October 3, 2009	1,068,700
La Petite Academy, Inc.
840,000	Term Loan, 8.32%, Maturing August 21, 2012	845,775
Leiner Health Products, Inc.
2,443,750	Term Loan, 8.88%, Maturing May 27, 2011	2,456,988
Lifecare Holdings, Inc.
965,250	Term Loan, 7.57%, Maturing August 11, 2012	903,313
Lifepoint Hospitals, Inc.
4,383,241	Term Loan, 6.95%, Maturing April 15, 2012	4,364,065
Magellan Health Services, Inc.
2,162,162	Term Loan, 5.20%, Maturing August 15, 2008	2,167,568
1,891,892	Term Loan, 7.17%, Maturing August 15, 2008	1,896,622
Matria Healthcare, Inc.
171,548	Term Loan, 7.37%, Maturing January 19, 2012	171,655
Medassets, Inc.
1,000,000	Term Loan, 7.82%, Maturing October 23, 2013	1,002,500
Medcath Holdings Corp.
423,946	Term Loan, 7.87%, Maturing July 2, 2011	424,344
Multiplan Merger Corp.
1,007,971	Term Loan, 7.82%, Maturing April 12, 2013	1,007,131
Multiplan, Inc.
717,951	Term Loan, 7.82%, Maturing April 12, 2013	717,353
National Mentor Holdings, Inc.
68,600	Term Loan, 5.32%, Maturing June 29, 2013	69,050
1,153,509	Term Loan, 7.87%, Maturing June 29, 2013	1,161,079
National Rental Institutes, Inc.
972,563	Term Loan, 7.63%, Maturing March 31, 2013	973,170
PER-SE Technologies, Inc.
1,084,195	Term Loan, 7.57%, Maturing January 6, 2013	1,086,059

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Healthcare (continued)
Radnet Management, Inc.
$625,000	Term Loan, 10.25%, Maturing November 15, 2012	$625,000
650,000	Term Loan, 14.25%, Maturing November 15, 2013	653,250
Renal Advantage, Inc.
371,365	Term Loan, 7.89%, Maturing October 5, 2012	374,150
Select Medical Holding Corp.
2,328,312	Term Loan, 7.11%, Maturing February 24, 2012	2,286,985
Sheridan Healthcare, Inc.
426,740	Term Loan, 8.37%, Maturing November 9, 2011	429,407
73,260	Term Loan, 8.37%, Maturing November 9, 2011	73,718
Sunrise Medical Holdings, Inc.
1,000,000	Term Loan, 8.87%, Maturing May 13, 2010	997,500
Talecris Biotherapeutics, Inc.
1,108,125	Term Loan, 9.50%, Maturing March 31, 2010	1,113,666
437,500	Term Loan, 9.75%, Maturing May 31, 2010	437,500
Vanguard Health Holding Co., LLC
1,351,092	Term Loan, 7.87%, Maturing September 23, 2011	1,354,048
VWR International, Inc.
1,613,371	Term Loan, 7.63%, Maturing April 7, 2011	1,618,917
		$73,138,985
Home Furnishings — 1.1%
Interline Brands, Inc.
$856,549	Term Loan, 7.11%, Maturing June 23, 2013	$858,155
1,113,514	Term Loan, 7.12%, Maturing June 23, 2013	1,115,601
Knoll, Inc.
1,814,049	Term Loan, 7.12%, Maturing October 3, 2012	1,825,386
National Bedding Co., LLC
550,000	Term Loan, 10.37%, Maturing August 31, 2012	554,985
Simmons Co.
3,208,037	Term Loan, 7.17%, Maturing December 19, 2011	3,232,098
		$7,586,225
Industrial Equipment — 2.1%
Aearo Technologies, Inc.
$400,000	Term Loan, 11.87%, Maturing September 24, 2013	$406,000
Alliance Laundry Holdings, LLC
500,872	Term Loan, 7.57%, Maturing January 27, 2012	503,533
Douglas Dynamics Holdings, Inc.
876,357	Term Loan, 7.12%, Maturing December 16, 2010	874,166
Flowserve Corp.
2,247,060	Term Loan, 6.88%, Maturing August 10, 2012	2,247,060
Generac Acquisition Corp.
1,950,000	Term Loan, 7.82%, Maturing November 7, 2013	1,958,531
500,000	Term Loan, 11.32%, Maturing April 7, 2014	503,438

Principal Amount	Borrower/Tranche Description	Value
Industrial Equipment (continued)
Gleason Corp.
$725,000	Term Loan, 7.88%, Maturing June 30, 2013	$729,758
400,000	Term Loan, 10.88%, Maturing December 31, 2013	404,500
John Maneely Co.
424,171	Term Loan, 8.37%, Maturing March 24, 2013	430,622
PP Acquisition Corp.
4,000,683	Term Loan, 8.32%, Maturing November 12, 2011	4,030,688
Terex Corp.
798,000	Term Loan, 7.12%, Maturing July 13, 2013	800,993
TFS Acquisition Corp.
2,000,000	Term Loan, 8.92%, Maturing August 11, 2013	2,015,000
		$14,904,289
Insurance — 1.6%
Applied Systems, Inc.
$1,500,000	Term Loan, 8.17%, Maturing September 26, 2013	$1,507,970
ARG Holding, Inc.
1,400,000	Term Loan, 12.62%, Maturing November 30, 2012	1,419,250
CCC Information Services Group
775,000	Term Loan, 7.87%, Maturing February 10, 2013	779,036
Conseco, Inc.
3,100,000	Term Loan, 7.32%, Maturing October 10, 2013	3,105,813
Crawford and Company
1,550,000	Term Loan, 7.86%, Maturing October 31, 2013	1,558,719
U.S.I. Holdings Corp.
250,000	Term Loan, 7.63%, Maturing March 24, 2011	251,250
2,465,598	Term Loan, 7.69%, Maturing March 24, 2011	2,477,926
		$11,099,964
Leisure Goods / Activities / Movies — 7.3%
24 Hour Fitness Worldwide, Inc.
$1,855,675	Term Loan, 7.99%, Maturing June 8, 2012	$1,871,912
Alliance Atlantis Communications, Inc.
687,530	Term Loan, 6.87%, Maturing December 31, 2011	687,530
AMC Entertainment, Inc.
2,084,250	Term Loan, 7.45%, Maturing January 26, 2013	2,098,254
Bombardier Recreational Product
2,225,000	Term Loan, 8.13%, Maturing June 28, 2013	2,219,438
Butterfly Wendel US, Inc.
325,000	Term Loan, 8.15%, Maturing June 22, 2013	329,316
325,000	Term Loan, 7.90%, Maturing June 22, 2014	327,691
Cedar Fair, L.P.
3,391,500	Term Loan, 7.87%, Maturing August 30, 2012	3,424,710

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Leisure Goods / Activities / Movies (continued)
Cinemark, Inc.
$4,075,000	Term Loan, 7.38%, Maturing October 5, 2013	$4,095,094
Easton-Bell Sports, Inc.
621,875	Term Loan, 7.07%, Maturing March 16, 2012	622,328
Fender Musical Instruments Co.
785,000	Term Loan, 11.38%, Maturing October 1, 2012	792,850
Mega Blocks, Inc.
1,802,187	Term Loan, 7.19%, Maturing July 26, 2012	1,805,567
Metro-Goldwyn-Mayer Holdings, Inc.
10,168,900	Term Loan, 8.62%, Maturing April 8, 2012	10,059,493
Regal Cinemas Corp.
4,500,000	Term Loan, 7.12%, Maturing November 10, 2010	4,484,533
Six Flags Theme Parks, Inc.
7,921,775	Term Loan, 8.62%, Maturing June 30, 2009	8,023,895
Southwest Sports Group, LLC
2,000,000	Term Loan, 7.88%, Maturing December 22, 2010	2,000,626
Universal City Development Partners, Ltd.
1,924,945	Term Loan, 7.38%, Maturing June 9, 2011	1,933,367
WMG Acquisition Corp.
6,376,140	Term Loan, 7.37%, Maturing February 28, 2011	6,405,629
		$51,182,233
Lodging and Casinos — 3.3%
Ameristar Casinos, Inc.
$1,215,813	Term Loan, 6.82%, Maturing November 10, 2012	$1,216,724
Bally Technologies, Inc.
2,752,279	Term Loan, 9.33%, Maturing September 5, 2009	2,759,160
CCM Merger, Inc.
1,576,306	Term Loan, 7.37%, Maturing April 25, 2012	1,576,503
Columbia Entertainment Co.
335,893	Term Loan, 9.75%, Maturing October 24, 2011	337,572
Fairmont Hotels and Resorts, Inc.
884,614	Term Loan, 8.57%, Maturing May 12, 2011	892,355
Isle of Capri Casinos, Inc.
2,485,725	Term Loan, 7.18%, Maturing February 4, 2012	2,493,804
Penn National Gaming, Inc.
7,202,250	Term Loan, 7.13%, Maturing October 3, 2012	7,244,117
Pinnacle Entertainment, Inc.
700,000	Term Loan, 7.32%, Maturing December 14, 2011	702,975
Venetian Casino Resort, LLC
3,770,887	Term Loan, 7.12%, Maturing June 15, 2011	3,788,109
777,502	Term Loan, 7.12%, Maturing June 15, 2011	781,053
VML US Finance, LLC
500,000	Term Loan, 0.00%, Maturing May 25, 2012(2)	500,352
1,000,000	Term Loan, 8.12%, Maturing May 25, 2013	1,006,750
		$23,299,474

Principal Amount	Borrower/Tranche Description	Value
Nonferrous Metals / Minerals — 2.3%
Almatis Holdings 5 BV
$362,500	Term Loan, 8.12%, Maturing December 21, 2013	$367,060
362,500	Term Loan, 8.62%, Maturing December 21, 2014	368,702
Alpha Natural Resources, LLC
967,687	Term Loan, 7.12%, Maturing October 26, 2012	969,351
Carmeuse Lime, Inc.
641,935	Term Loan, 7.19%, Maturing May 2, 2011	641,935
Longyear Global Holdings, Inc.
109,019	Term Loan, 8.61%, Maturing October 6, 2012	109,814
1,098,576	Term Loan, 8.61%, Maturing October 6, 2012	1,106,587
117,405	Term Loan, 8.63%, Maturing October 6, 2012	118,261
Magnequench International, Inc.
1,504,500	Term Loan, 8.88%, Maturing August 31, 2009	1,510,142
Magnum Coal Co.
209,091	Term Loan, 8.57%, Maturing March 15, 2013	209,875
2,080,455	Term Loan, 8.62%, Maturing March 15, 2013	2,088,256
Murray Energy Corp.
962,850	Term Loan, 8.37%, Maturing January 28, 2010	972,479
Novelis, Inc.
1,039,115	Term Loan, 7.62%, Maturing January 6, 2012	1,042,850
1,806,929	Term Loan, 7.62%, Maturing January 6, 2012	1,813,423
Stillwater Mining Co.
1,353,225	Term Loan, 7.57%, Maturing June 30, 2007	1,356,608
Thompson Creek Metals Company
1,250,000	Term Loan, 10.13%, Maturing October 26, 2012	1,265,625
Tube City IMS Corp.
2,000,000	Term Loan, 11.37%, Maturing October 26, 2011	2,005,000
		$15,945,968
Oil and Gas — 2.9%
Coffeyville Resources, LLC
$850,000	Term Loan, 12.13%, Maturing June 24, 2013	$877,094
Concho Resources, Inc.
2,418,938	Term Loan, 9.37%, Maturing July 6, 2011(3)	2,402,731
El Paso Corp.
1,500,000	Term Loan, 5.33%, Maturing July 31, 2011	1,509,726
Epco Holdings, Inc.
433,082	Term Loan, 7.13%, Maturing August 18, 2008	434,301
2,262,150	Term Loan, 7.37%, Maturing August 18, 2010	2,274,875
Key Energy Services, Inc.
1,324,987	Term Loan, 7.84%, Maturing June 30, 2012	1,329,956
Niska Gas Storage
195,152	Term Loan, 7.07%, Maturing May 13, 2011	195,335
278,788	Term Loan, 7.14%, Maturing May 13, 2011	279,049
291,264	Term Loan, 7.16%, Maturing May 13, 2011	291,264
1,526,015	Term Loan, 7.17%, Maturing May 12, 2013	1,526,015

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Oil and Gas (continued)
Petroleum Geo-Services ASA
$759,537	Term Loan, 7.61%, Maturing December 16, 2012	$764,189
Primary Natural Resources, Inc.
1,741,250	Term Loan, 9.35%, Maturing July 28, 2010(3)	1,729,584
Targa Resources, Inc.
1,855,000	Term Loan, 7.62%, Maturing October 31, 2007	1,857,174
1,410,000	Term Loan, 7.49%, Maturing October 31, 2012	1,416,169
2,509,650	Term Loan, 7.62%, Maturing October 31, 2012	2,520,630
W&T Offshore, Inc.
1,150,000	Term Loan, 7.57%, Maturing May 26, 2010	1,156,708
		$20,564,800
Publishing — 6.0%
American Media Operations, Inc.
$1,000,000	Term Loan, 8.37%, Maturing January 31, 2013	$1,005,521
CBD Media, LLC
3,239,146	Term Loan, 7.70%, Maturing December 31, 2009	3,264,790
Dex Media East, LLC
3,845,650	Term Loan, 6.88%, Maturing May 8, 2009	3,839,313
Dex Media West, LLC
3,397,563	Term Loan, 6.88%, Maturing March 9, 2010	3,389,456
Gatehouse Media Operating, Inc.
1,835,526	Term Loan, 7.57%, Maturing June 6, 2013	1,839,733
Hanley-Wood, LLC
59,099	Term Loan, 7.57%, Maturing August 1, 2012	59,149
498,534	Term Loan, 7.60%, Maturing August 1, 2012	498,949
Medianews Group, Inc.
553,584	Term Loan, 6.57%, Maturing August 25, 2010	547,933
1,072,313	Term Loan, 7.07%, Maturing August 2, 2013	1,073,653
Merrill Communications, LLC
5,440,811	Term Loan, 7.59%, Maturing February 9, 2009	5,461,214
Nebraska Book Co., Inc.
1,441,703	Term Loan, 7.88%, Maturing March 4, 2011	1,448,011
Philadelphia Newspapers, LLC
822,938	Term Loan, 8.12%, Maturing June 29, 2013	812,651
R.H. Donnelley Corp.
76,589	Term Loan, 6.62%, Maturing December 31, 2009	76,131
9,727,915	Term Loan, 6.88%, Maturing June 30, 2010	9,700,891
SGS International, Inc.
769,188	Term Loan, 8.06%, Maturing December 30, 2011	773,033
Source Media, Inc.
1,332,450	Term Loan, 7.61%, Maturing November 8, 2011	1,339,112
Xsys US, Inc.
2,004,256	Term Loan, 7.87%, Maturing September 27, 2013	2,017,410
2,031,126	Term Loan, 8.37%, Maturing September 27, 2014	2,054,612

Principal Amount	Borrower/Tranche Description	Value
Publishing (continued)
Yell Group, PLC
$2,900,000	Term Loan, 7.32%, Maturing February 10, 2013	$2,915,909
		$42,117,471
Radio and Television — 5.8%
Adams Outdoor Advertising, L.P.
$3,461,721	Term Loan, 7.13%, Maturing October 15, 2011	$3,469,835
ALM Media Holdings, Inc.
1,173,026	Term Loan, 7.87%, Maturing March 4, 2010	1,174,127
Block Communications, Inc.
942,875	Term Loan, 7.37%, Maturing December 22, 2011	945,821
CMP KC, LLC
986,188	Term Loan, 9.38%, Maturing May 5, 2013	987,421
CMP Susquehanna Corp.
1,537,313	Term Loan, 7.43%, Maturing May 5, 2013	1,543,077
Cumulus Media, Inc.
1,596,000	Term Loan, 7.45%, Maturing June 7, 2013	1,602,584
DirecTV Holdings, LLC
3,973,216	Term Loan, 6.82%, Maturing April 13, 2013	3,980,101
Emmis Operating Company
925,000	Term Loan, 7.32%, Maturing November 2, 2013	930,369
Entravision Communications Corp.
1,452,875	Term Loan, 6.87%, Maturing September 29, 2013	1,453,783
Gray Television, Inc.
1,414,313	Term Loan, 6.88%, Maturing November 22, 2015	1,413,554
HEI Acquisition, LLC
650,000	Term Loan, 8.38%, Maturing December 31, 2011	649,594
HIT Entertainment, Inc.
1,311,750	Term Loan, 7.62%, Maturing March 20, 2012	1,321,588
Intelsat Subsuduary Holding Co.
1,100,000	Term Loan, 7.62%, Maturing July 3, 2013	1,108,938
NEP Supershooters, L.P.
1,916,927	Term Loan, 13.37%, Maturing August 3, 2011	1,945,681
Nexstar Broadcasting, Inc.
2,022,779	Term Loan, 7.12%, Maturing October 1, 2012	2,018,986
1,917,117	Term Loan, 7.12%, Maturing October 1, 2012	1,913,522
NextMedia Operating, Inc.
308,426	Term Loan, 7.32%, Maturing November 15, 2012	308,002
137,077	Term Loan, 7.32%, Maturing November 15, 2012	136,888
PanAmSat Corp.
2,750,000	Term Loan, 7.87%, Maturing January 3, 2014	2,779,029
Patriot Media and Communications CNJ, LLC
600,000	Term Loan, 10.50%, Maturing October 6, 2013	609,750
Paxson Communications Corp.
2,775,000	Term Loan, 8.62%, Maturing January 15, 2012	2,825,297

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Radio and Television (continued)
Raycom TV Broadcasting, LLC
$3,125,466	Term Loan, 6.88%, Maturing August 28, 2013	$3,107,886
SFX Entertainment
1,563,188	Term Loan, 7.62%, Maturing June 21, 2013	1,563,774
Spanish Broadcasting System
992,443	Term Loan, 7.12%, Maturing June 10, 2012	992,029
Young Broadcasting, Inc.
804,813	Term Loan, 7.94%, Maturing November 3, 2012	804,184
995,000	Term Loan, 7.94%, Maturing November 3, 2012	994,223
		$40,580,043
Rail Industries — 0.9%
Kansas City Southern Railway Co.
$2,244,375	Term Loan, 7.11%, Maturing March 30, 2008	$2,248,116
Railamerica, Inc.
3,779,786	Term Loan, 7.38%, Maturing September 29, 2011	3,791,598
446,829	Term Loan, 7.38%, Maturing September 29, 2011	448,225
		$6,487,939
Retailers (Except Food and Drug) — 4.6%
Advantage Sales & Marketing, Inc.
$945,250	Term Loan, 7.43%, Maturing March 29, 2013	$942,099
American Achievement Corp.
1,717,712	Term Loan, 7.68%, Maturing March 25, 2011	1,730,595
Amscan Holdings, Inc.
1,592,000	Term Loan, 8.39%, Maturing December 23, 2012	1,605,183
Coinmach Laundry Corp.
3,888,197	Term Loan, 7.88%, Maturing December 19, 2012	3,925,621
FTD, Inc.
798,000	Term Loan, 7.35%, Maturing July 28, 2013	801,491
Harbor Freight Tools USA, Inc.
2,120,027	Term Loan, 7.12%, Maturing July 15, 2010	2,119,232
Home Interiors & Gifts, Inc.
2,716,535	Term Loan, 10.39%, Maturing March 31, 2011	1,949,114
Josten's Corp.
4,760,195	Term Loan, 7.37%, Maturing October 4, 2011	4,787,467
Mapco Express, Inc.
605,032	Term Loan, 8.07%, Maturing April 28, 2011	608,814
Mauser Werke GMBH & Co. KG
1,300,000	Term Loan, 8.10%, Maturing December 3, 2011	1,308,125
Movie Gallery, Inc.
442,755	Term Loan, 10.62%, Maturing April 27, 2011	426,597
Neiman Marcus Group, Inc.
1,020,570	Term Loan, 7.64%, Maturing April 5, 2013	1,028,663

Principal Amount	Borrower/Tranche Description	Value
Retailers (Except Food and Drug) (continued)
Oriental Trading Co., Inc.
$975,000	Term Loan, 11.47%, Maturing January 31, 2013	$976,219
1,845,375	Term Loan, 8.17%, Maturing July 31, 2013	1,852,873
Rent-A-Center, Inc.
1,250,000	Term Loan, 7.11%, Maturing November 15, 2012	1,252,539
Rover Acquisition Corp.
2,450,000	Term Loan, 8.10%, Maturing October 26, 2013	2,462,556
Savers, Inc.
388,325	Term Loan, 8.09%, Maturing August 11, 2012	390,995
461,675	Term Loan, 8.09%, Maturing August 11, 2012	464,849
Travelcenters of America, Inc.
3,414,200	Term Loan, 7.11%, Maturing November 30, 2008	3,416,867
		$32,049,899
Steel — 0.1%
Gibraltar Industries, Inc.
$527,454	Term Loan, 7.13%, Maturing December 8, 2010	$527,124
		$527,124
Surface Transport — 1.0%
Gainey Corp.
$847,875	Term Loan, 8.16%, Maturing April 20, 2012	$849,465
Horizon Lines, LLC
2,956,938	Term Loan, 7.62%, Maturing July 7, 2011	2,968,952
Laidlaw International, Inc.
336,656	Term Loan, 7.12%, Maturing July 31, 2013	338,971
1,009,969	Term Loan, 7.12%, Maturing July 31, 2013	1,016,912
Ozburn-Hessey Holding Co., LLC
498,526	Term Loan, 8.78%, Maturing August 9, 2012	499,149
Sirva Worldwide, Inc.
1,653,682	Term Loan, 11.61%, Maturing December 1, 2010	1,527,588
		$7,201,037
Telecommunications — 5.4%
Alaska Communications Systems Holdings, Inc.
$1,105,000	Term Loan, 7.12%, Maturing February 1, 2012	$1,105,230
Asurion Corp.
1,431,923	Term Loan, 8.32%, Maturing July 13, 2012	1,438,636
1,050,000	Term Loan, 11.57%, Maturing January 13, 2013	1,066,406
Cellular South, Inc.
1,315,676	Term Loan, 7.14%, Maturing May 4, 2011	1,316,910
Centennial Cellular Operating Co., LLC
4,594,820	Term Loan, 7.62%, Maturing February 9, 2011	4,634,069

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount	Borrower/Tranche Description	Value
Telecommunications (continued)
Cincinnati Bell, Inc.
$717,750	Term Loan, 6.93%, Maturing August 31, 2012	$717,526
Consolidated Communications, Inc.
4,496,651	Term Loan, 7.37%, Maturing July 27, 2015	4,502,272
Epicor Software Corp.
422,875	Term Loan, 7.83%, Maturing March 30, 2012	424,725
Fairpoint Communications, Inc.
3,235,000	Term Loan, 7.13%, Maturing February 8, 2012	3,228,430
Hawaiian Telcom Communications, Inc.
826,311	Term Loan, 7.62%, Maturing October 31, 2012	827,114
Iowa Telecommunications Services
688,000	Term Loan, 7.12%, Maturing November 23, 2011	689,106
IPC Acquisition Corp.
725,000	Term Loan, 7.87%, Maturing September 29, 2013	730,740
Madison River Capital, LLC
594,286	Term Loan, 7.62%, Maturing July 29, 2012	596,607
Metropcs Wireless, Inc.
1,625,000	Term Loan, 7.88%, Maturing November 3, 2013	1,625,609
NTelos, Inc.
1,331,319	Term Loan, 7.57%, Maturing August 24, 2011	1,336,312
Stratos Global Corp.
1,175,000	Term Loan, 8.11%, Maturing February 13, 2012	1,176,959
Triton PCS, Inc.
3,169,874	Term Loan, 8.57%, Maturing November 18, 2009	3,198,932
West Corp.
2,725,000	Term Loan, 8.07%, Maturing October 24, 2013	2,722,809
Westcom Corp.
786,630	Term Loan, 8.29%, Maturing December 17, 2010	787,613
1,000,000	Term Loan, 12.54%, Maturing May 17, 2011	1,006,875
Windstream Corp.
4,700,000	Term Loan, 7.12%, Maturing July 17, 2013	4,731,894
		$37,864,774
Utilities — 3.4%
Astoria Generating Co.
$1,000,000	Term Loan, 9.14%, Maturing August 23, 2013	$1,013,672
BRSP, LLC
2,100,000	Term Loan, 8.37%, Maturing July 13, 2009	2,110,500
Cellnet Technology, Inc.
623,618	Term Loan, 8.37%, Maturing April 26, 2012	629,074
Cogentrix Delaware Holdings, Inc.
733,451	Term Loan, 6.87%, Maturing April 14, 2012	734,826

Principal Amount	Borrower/Tranche Description	Value
Utilities (continued)
Covanta Energy Corp.
$1,092,683	Term Loan, 5.37%, Maturing June 24, 2012	$1,101,334
781,061	Term Loan, 7.62%, Maturing May 27, 2013	787,244
520,000	Term Loan, 10.87%, Maturing June 24, 2013	530,075
La Paloma Generating Co., LLC
55,738	Term Loan, 7.07%, Maturing August 16, 2012	55,366
319,862	Term Loan, 7.12%, Maturing August 16, 2012	317,729
25,475	Term Loan, 7.12%, Maturing August 16, 2012	25,305
LSP General Finance Co., LLC
41,736	Term Loan, 7.12%, Maturing April 14, 2013	41,858
981,326	Term Loan, 7.12%, Maturing April 14, 2013	984,188
Mirant North America, LLC.
1,215,813	Term Loan, 7.07%, Maturing January 3, 2013	1,215,161
NRG Energy, Inc.
2,050,000	Term Loan, 7.37%, Maturing February 1, 2013	2,059,289
8,805,750	Term Loan, 7.37%, Maturing February 1, 2013	8,850,624
Pike Electric, Inc.
1,941,245	Term Loan, 6.88%, Maturing July 1, 2012	1,940,032
526,996	Term Loan, 6.88%, Maturing December 10, 2012	526,667
Vulcan Energy Corp.
665,243	Term Loan, 6.87%, Maturing July 23, 2010	666,490
		$23,589,434
Total Senior, Floating Rate Interests (identified cost, $991,506,158)		$991,741,452
Corporate Bonds & Notes — 14.8%
Principal Amount (000's omitted)	Security	Value
Aerospace and Defense — 0.3%
Argo Tech Corp., Sr. Notes
$1,540	9.25%, 6/1/11	$1,605,450
Bombardier, Inc., Sr. Notes
145	8.00%, 11/15/14(5)	146,450
DRS Technologies, Inc., Sr. Sub. Notes
90	7.625%, 2/1/18	93,150
		$1,845,050

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Automotive — 0.2%
Altra Industrial Motion, Inc.
$250	9.00%, 12/1/11	$257,500
Commercial Vehicle Group, Inc., Sr. Notes
110	8.00%, 7/1/13	106,975
Goodyear Tire and Rubber Co., Sr. Notes
140	8.625%, 12/1/11(5)	142,800
Goodyear Tire and Rubber Co., Sr. Notes, Variable Rate
200	9.14%, 12/1/09(5)	201,750
Tenneco Automotive, Inc., Series B
145	10.25%, 7/15/13	159,137
Tenneco Automotive, Inc., Sr. Sub. Notes
280	8.625%, 11/15/14	285,600
		$1,153,762
Brokers / Dealers / Investment Houses — 0.1%
Residential Capital Corp., Sub. Notes, Variable Rate
$545	7.204%, 4/17/09(5)	$546,648
		$546,648
Building and Development — 0.4%
Collins & Aikman Floor Cover
$400	9.75%, 2/15/10	$410,000
General Cable Corp., Sr. Notes
130	9.50%, 11/15/10	139,100
Mueller Group, Inc., Sr. Sub. Notes
390	10.00%, 5/1/12	426,075
Mueller Holdings, Inc., Disc. Notes, (0.00% until 2009)
83	14.75%, 4/15/14	73,455
Nortek, Inc., Sr. Sub. Notes
930	8.50%, 9/1/14	902,100
Panolam Industries International, Sr. Sub. Notes
345	10.75%, 10/1/13(5)	359,007
RMCC Acquisition Co., Sr. Sub. Notes
835	9.50%, 11/1/12(5)	914,325
Stanley-Martin Co.
90	9.75%, 8/15/15	68,400
		$3,292,462
Business Equipment and Services — 0.7%
Activant Solutions, Inc., Sr. Sub. Notes
$110	9.50%, 5/1/16(5)	$103,400
Affinion Group, Inc.
110	10.125%, 10/15/13(5)	116,875
150	11.50%, 10/15/15	159,000

Principal Amount (000's omitted)	Security	Value
Business Equipment and Services (continued)
Education Management, LLC, Sr. Notes
$310	8.75%, 6/1/14(5)	$320,850
Education Management, LLC, Sr. Sub. Notes
430	10.25%, 6/1/16(5)	455,800
Hydrochem Industrial Services, Inc., Sr. Sub Notes
100	9.25%, 2/15/13(5)	99,750
Knowledge Learning Center, Sr. Sub. Notes
180	7.75%, 2/1/15(5)	171,000
Lamar Media Corp., Sr. Sub. Notes
150	6.625%, 8/15/15(5)	146,437
Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
1,040	9.875%, 8/15/11	1,112,800
Rental Service Corp.
100	9.50%, 12/1/14(5)	101,750
Safety Products Holdings, Inc. Sr. Notes (PIK)
315	11.75%, 1/1/12(3)	333,049
Sungard Data Systems, Inc.
295	9.125%, 8/15/13	310,856
Sungard Data Systems, Inc., Variable Rate
110	9.973%, 8/15/13	114,812
United Rentals North America, Inc.
490	6.50%, 2/15/12	482,650
United Rentals North America, Inc., Sr. Sub. Notes
1,000	7.75%, 11/15/13	1,005,000
		$5,034,029
Cable and Satellite Television — 0.9%
Cablevision Systems Corp., Sr. Notes, Series B, Variable Rate
$460	9.87%, 4/1/09	$484,150
CCH I, LLC/CCH I Capital Co.
335	11.00%, 10/1/15	329,975
CCO Holdings, LLC / CCO Capital Corp., Sr. Notes
1,785	8.75%, 11/15/13	1,838,550
CSC Holdings, Inc., Series B
140	8.125%, 8/15/09	145,425
CSC Holdings, Inc., Sr. Notes
25	8.125%, 7/15/09	25,969
CSC Holdings, Inc., Sr. Notes, Series B
35	7.625%, 4/1/11	35,831
Insight Communications, Sr. Disc. Notes
295	12.25%, 2/15/11	310,856
Kabel Deutschland GMBH
220	10.625%, 7/1/14	243,650
Mediacom Broadband Corp., LLC, Sr. Notes
270	8.50%, 10/15/15(5)	271,687

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Cable and Satellite Television (continued)
National Cable, PLC
$150	8.75%, 4/15/14	$157,500
UGS Corp.
2,320	10.00%, 6/1/12	2,540,400
		$6,383,993
Chemicals and Plastics — 0.9%
BCP Crystal Holdings Corp., Sr. Sub. Notes
$435	9.625%, 6/15/14	$479,587
Crystal US Holdings / US Holdings 3, LLC, Sr. Disc. Notes, Series B, (0.00% until 2009)
1,004	10.50%, 10/1/14	853,400
Equistar Chemical, Sr. Notes
125	10.625%, 5/1/11	134,062
Ineos Group Holdings PLC
280	8.50%, 2/15/16(5)	271,600
Momentive Performance, Sr. Notes
400	9.75%, 12/1/14(5)	403,000
Mosaic Co., Sr. Notes
140	7.375%, 12/1/14(5)	142,975
140	7.625%, 12/1/16(5)	143,850
Nova Chemicals Corp., Sr. Notes, Variable Rate
215	8.502%, 11/15/13	216,612
OM Group, Inc.
2,010	9.25%, 12/15/11	2,100,450
Polyone Corp., Sr. Notes
710	10.625%, 5/15/10	763,250
70	8.875%, 5/1/12	71,312
Reichhold Industries, Inc., Sr. Notes
255	9.00%, 8/15/14(5)	251,175
Rockwood Specialties Group, Sr. Sub. Notes
328	10.625%, 5/15/11	350,960
		$6,182,233
Clothing / Textiles — 0.5%
Levi Strauss & Co., Sr. Notes
$920	12.25%, 12/15/12	$1,031,550
105	9.75%, 1/15/15	112,744
430	8.875%, 4/1/16	446,662
Levi Strauss & Co., Sr. Notes, Variable Rate
425	10.122%, 4/1/12	439,875
Oxford Industries, Inc., Sr. Notes
1,290	8.875%, 6/1/11	1,328,700
Perry Ellis International, Inc., Sr. Sub. Notes
235	8.875%, 9/15/13	236,762

Principal Amount (000's omitted)	Security	Value
Clothing / Textiles (continued)
Phillips Van-Heusen, Sr. Notes
$50	7.25%, 2/15/11	$51,312
		$3,647,605
Conglomerates — 0.2%
Amsted Industries, Inc., Sr. Notes
$1,000	10.25%, 10/15/11(5)	$1,070,000
Goodman Global Holdings, Inc., Sr. Notes, Variable Rate
234	8.329%, 6/15/12	239,265
		$1,309,265
Containers and Glass Products — 0.2%
Berry Plastics Holding Corp.
$170	8.875%, 9/15/14(5)	$172,337
Berry Plastics Holding Corp., Variable Rate
125	9.265%, 9/15/14(5)	126,719
Intertape Polymer US, Inc., Sr. Sub. Notes
865	8.50%, 8/1/14	800,125
Pliant Corp.
215	11.85%, 6/15/09(3)	233,352
		$1,332,533
Cosmetics / Toiletries — 0.1%
Sally Holdings LLC, Sr. Notes
$405	9.25%, 11/15/14(5)	$416,137
Sally Holdings LLC, Sr. Sub. Notes
410	10.50%, 11/15/16(5)	422,812
Samsonite Corp., Sr. Sub. Notes
490	8.875%, 6/1/11	534,100
		$1,373,049
Ecological Services and Equipment — 0.1%
Waste Services, Inc., Sr. Sub. Notes
$570	9.50%, 4/15/14	$595,650
		$595,650
Electronic / Electric — 0.3%
Avago Technologies Finance, Sr. Notes
$155	10.125%, 12/1/13(5)	$165,462
CPI Holdco, Inc., Sr. Notes, Variable Rate
110	11.298%, 2/1/15	113,575
Freescale Semiconductor, Sr. Notes
405	8.875%, 12/15/14(5)	408,037

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Electronic / Electric (continued)
Freescale Semiconductor, Sr. Notes (PIK)
$305	9.125%, 12/15/14(5)	$306,525
NXP BV/ NXP Funding LLC, Variable Rate
875	8.118%, 10/15/13(5)	892,500
NXP BV/NXP Funding, LLC, Sr. Notes
170	9.50%, 10/15/15(5)	175,312
		$2,061,411
Equipment Leasing — 0.1%
Hertz Corp., Sr. Sub. Notes
$590	8.875%, 1/1/14(5)	$615,075
		$615,075
Financial Intermediaries — 1.8%
Alzette, Variable Rate
$750	8.636%, 12/15/20(5)	$771,562
Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
760	7.32%, 2/24/19(5)	764,595
Babson Ltd., 2005-1A, Class C1, Variable Rate
1,000	7.324%, 4/15/19(5)	1,016,007
Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,000	7.424%, 1/15/19(5)	1,018,505
Centurion CDO 8 Ltd., Series 2005-8A, Class D, Variable Rate
1,000	10.89%, 3/8/17	1,055,867
Centurion CDO 9 Ltd., Series 2005-9A
750	9.35%, 7/17/19	777,745
First CLO, Ltd., Sr. Sub. Notes, Variable Rate
1,000	7.68%, 7/27/16(5)	1,013,838
Ford Motor Credit Co.
1,100	8.371%, 11/2/07	1,115,166
220	6.625%, 6/16/08	218,851
795	7.375%, 10/28/09	794,180
375	7.875%, 6/15/10	376,990
Ford Motor Credit Co., Sr. Notes
215	9.875%, 8/10/11	230,234
General Motors Acceptance Corp.
220	5.125%, 5/9/08	217,266
110	5.85%, 1/14/09	109,841
45	7.00%, 2/1/12	46,622
980	8.00%, 11/1/31	1,101,581
Idearc, Inc., Sr. Notes
450	8.00%, 11/15/16(5)	459,562
Sonata Securities S.A., Series 2006-5
750	8.75%, 6/27/07	755,325

Principal Amount (000's omitted)	Security	Value
Financial Intermediaries (continued)
Sonata Securities S.A., Series 2006-6
$750	8.75%, 6/27/07	$755,182
		$12,598,919
Food Products — 0.1%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, (0.00% until 2008)
$550	11.50%, 11/1/11	$492,250
Nutro Products, Inc., Sr. Notes, Variable Rate
85	9.40%, 10/15/13(5)	87,975
Pierre Foods, Inc., Sr. Sub. Notes
40	9.875%, 7/15/12	41,100
Pinnacle Foods Holdings Corp., Sr. Sub. Notes
115	8.25%, 12/1/13	117,875
		$739,200
Food Service — 0.1%
Buffets, Inc.
$245	12.50%, 11/1/14(5)	$246,837
El Pollo Loco, Inc.
410	11.75%, 11/15/13	438,700
NPC International, Inc., Sr. Sub. Notes
390	9.50%, 5/1/14(5)	393,900
		$1,079,437
Food / Drug Retailers — 0.3%
General Nutrition Centers, Inc.
$105	8.625%, 1/15/11	$110,250
General Nutrition Centers, Sr. Sub. Notes
100	8.50%, 12/1/10	103,000
GNC Parent Corp., Variable Rate
510	12.14%, 12/1/11(5)	509,999
Rite Aid Corp.
345	7.125%, 1/15/07	345,431
980	6.125%, 12/15/08	960,400
320	8.125%, 5/1/10	335,200
		$2,364,280
Forest Products — 0.2%
Domtar, Inc.
$375	7.125%, 8/1/15	$360,937
JSG Funding PLC, Sr. Notes
365	9.625%, 10/1/12	387,812
NewPage Corp.
380	10.00%, 5/1/12	401,850

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Forest Products (continued)
NewPage Corp., Variable Rate
$155	11.621%, 5/1/12	$168,562
Stone Container Corp.
255	7.375%, 7/15/14	233,325
		$1,552,486
Healthcare — 0.9%
Accellent, Inc.
$380	10.50%, 12/1/13	$387,600
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
355	10.00%, 2/15/15	384,287
CDRV Investors, Inc., Sr. Disc. Notes, (0.00% until 2010)
30	9.625%, 1/1/15	23,550
HCA, Inc.
50	8.75%, 9/1/10	51,875
200	9.125%, 11/15/14(5)	209,500
670	9.25%, 11/15/16(5)	702,662
305	9.625%, 11/15/16(5)	321,012
Inverness Medical Innovations, Inc., Sr. Sub. Notes
550	8.75%, 2/15/12	572,000
Multiplan, Inc., Sr. Sub. Notes
310	10.375%, 4/15/16(5)	311,550
National Mentor Holdings, Inc., Sr. Sub. Notes
215	11.25%, 7/1/14(5)	227,900
Res-Care, Inc., Sr. Notes
220	7.75%, 10/15/13	222,750
Service Corp. International, Sr. Notes
440	8.00%, 6/15/17	440,000
130	7.625%, 10/1/18	136,500
Triad Hospitals, Inc., Sr. Notes
215	7.00%, 5/15/12	218,225
Triad Hospitals, Inc., Sr. Sub. Notes
255	7.00%, 11/15/13	256,912
US Oncology, Inc.
390	9.00%, 8/15/12	410,475
1,940	10.75%, 8/15/14	2,153,400
VWR International, Inc., Sr. Sub. Notes
235	8.00%, 4/15/14	240,875
		$7,271,073
Home Furnishings — 0.0%
Interline Brands, Inc., Sr. Sub. Notes
$150	8.125%, 6/15/14	$154,875

Principal Amount (000's omitted)	Security	Value
Home Furnishings (continued)
Steinway Musical Instruments, Sr. Notes
$175	7.00%, 3/1/14(5)	$171,062
		$325,937
Industrial Equipment — 0.2%
Case New Holland, Inc., Sr. Notes
$220	9.25%, 8/1/11	$234,575
655	7.125%, 3/1/14	663,187
Chart Industries, Inc., Sr. Sub. Notes
215	9.125%, 10/15/15(5)	225,750
		$1,123,512
Leisure Goods / Activities / Movies — 0.4%
AMC Entertainment, Inc., Sr. Sub. Notes
$440	9.875%, 2/1/12	$459,800
AMC Entertainment, Inc., Variable Rate
65	9.624%, 8/15/10	67,438
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
220	12.50%, 4/1/13(5)	220,550
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
405	10.12%, 4/1/12(5)	406,013
Marquee Holdings, Inc., Sr. Disc. Notes, (0.00% until 2009)
385	12.00%, 8/15/14	307,038
Universal City Developement Partners, Sr. Notes
385	11.75%, 4/1/10	415,319
Universal City Florida Holdings, Sr. Notes, Variable Rate
680	10.121%, 5/1/10	702,100
		$2,578,258
Lodging and Casinos — 0.9%
CCM Merger, Inc.
$260	8.00%, 8/1/13(5)	$252,200
Chukchansi EDA, Sr. Notes, Variable Rate
310	8.877%, 11/15/12(5)	319,688
Galaxy Entertainment Finance
200	9.875%, 12/15/12(5)	214,500
Greektown Holdings, LLC, Sr. Notes
225	10.75%, 12/1/13(5)	236,813
Host Hotels & Resorts L.P., Sr. Notes
205	6.875%, 11/1/14(5)	208,588
Inn of the Mountain Gods, Sr. Notes
605	12.00%, 11/15/10	647,350
Las Vegas Sands Corp.
315	6.375%, 2/15/15	305,156

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Lodging and Casinos (continued)
Majestic HoldCo, LLC, (0.00% until 2008)
$150	12.50%, 10/15/11(5)	$96,750
Majestic Star Casino, LLC
235	9.50%, 10/15/10	243,813
230	9.75%, 1/15/11	215,050
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
110	8.00%, 4/1/12	114,950
OED Corp./Diamond Jo, LLC
125	8.75%, 4/15/12	124,063
San Pasqual Casino
345	8.00%, 9/15/13(5)	355,350
Station Casinos, Inc.
60	7.75%, 8/15/16	62,025
Station Casinos, Inc., Sr. Notes
105	6.00%, 4/1/12	101,325
Trump Entertainment Resorts, Inc.
1,515	8.50%, 6/1/15	1,511,213
Tunica-Biloxi Gaming Authority, Sr. Notes
345	9.00%, 11/15/15(5)	357,938
Turning Stone Resort Casinos, Sr. Notes
85	9.125%, 9/15/14(5)	87,338
Waterford Gaming, LLC, Sr. Notes
418	8.625%, 9/15/12(5)	445,170
Wynn Las Vegas, LLC
120	6.625%, 12/1/14	118,800
		$6,018,080
Nonferrous Metals / Minerals — 0.1%
Alpha Natural Resources, Sr. Notes
$90	10.00%, 6/1/12	$97,650
FMG Finance PTY, Ltd.
215	10.625%, 9/1/16(5)	217,688
Novelis, Inc., Sr. Notes
110	8.25%, 2/15/15(5)	106,150
		$421,488
Oil and Gas — 0.8%
Allis-Chalmers Energy, Inc., Sr. Notes
$500	9.00%, 1/15/14(5)	$502,500
Clayton Williams Energy, Inc.
130	7.75%, 8/1/13	120,250
Copano Energy, LLC, Sr. Notes
75	8.125%, 3/1/16	77,625
El Paso Corp., Sr. Notes
245	9.625%, 5/15/12	276,238

Principal Amount (000's omitted)	Security	Value
Oil and Gas (continued)
El Paso Production Holding Co.
$280	7.75%, 6/1/13	$291,550
Encore Acquisition Co., Sr. Sub. Notes
175	7.25%, 12/1/17	170,625
Giant Industries
90	8.00%, 5/15/14	97,988
Kinder Morgan Finance
320	5.35%, 1/5/11	314,631
Ocean Rig Norway AS, Sr. Notes
255	8.375%, 7/1/13(5)	272,850
Parker Drilling Co., Sr. Notes
110	9.625%, 10/1/13	121,000
Petrobras International Finance Co.
60	7.75%, 9/15/14	67,050
Petrohawk Energy Corp.
890	9.125%, 7/15/13	931,163
Quicksilver Resources, Inc.
235	7.125%, 4/1/16	226,775
Semgroup L.P., Sr. Notes
605	8.75%, 11/15/15(5)	614,075
Sesi LLC
65	6.875%, 6/1/14	65,325
Stewart & Stevenson, LLC, Sr. Notes
215	10.00%, 7/15/14(5)	225,750
United Refining Co., Sr. Notes
630	10.50%, 8/15/12	658,350
Verasun Energy Corp.
335	9.875%, 12/15/12	355,100
		$5,388,845
Publishing — 0.3%
American Media Operations, Inc., Series B
$700	10.25%, 5/1/09	$682,500
CBD Media, Inc., Sr. Sub. Notes
135	8.625%, 6/1/11	137,700
Houghton Mifflin Co., Sr. Sub. Notes
625	9.875%, 2/1/13	685,938
MediaNews Group, Inc., Sr. Sub. Notes
110	6.875%, 10/1/13	102,163
Medimedia USA, Inc., Sr. Notes
60	11.375%, 11/15/14(5)	62,550
R.H. Donnelley Corp., Sr. Disc. Notes
235	6.875%, 1/15/13	226,188
420	6.875%, 1/15/13	404,250
		$2,301,289

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Radio and Television — 0.6%
Advanstar Communications, Inc.
$1,135	10.75%, 8/15/10	$1,225,800
CanWest Media, Inc.
290	8.00%, 9/15/12	300,875
LBI Media, Inc.
180	10.125%, 7/15/12	191,700
Rainbow National Services, LLC, Sr. Notes
115	8.75%, 9/1/12(5)	121,325
Rainbow National Services, LLC, Sr. Sub. Debs.
1,470	10.375%, 9/1/14(5)	1,639,050
Sirius Satellite Radio, Sr. Notes
565	9.625%, 8/1/13	560,763
XM Satellite Radio, Inc.
40	9.75%, 5/1/14	39,800
		$4,079,313
Rail Industries — 0.1%
Kansas City Southern Mex, Sr. Notes
$255	7.625%, 12/1/13(5)	$255,638
Kansas City Southern Railway Co.
105	9.50%, 10/1/08	110,381
TFM SA de C.V., Sr. Notes
145	12.50%, 6/15/12	158,413
		$524,432
Retailers (Except Food and Drug) — 0.6%
Amscan Holdings, Inc., Sr. Sub. Notes
$180	8.75%, 5/1/14	$173,700
Autonation, Inc., Variable Rate
150	7.374%, 4/15/13	150,750
Bon-Ton Department Stores, Inc.
345	10.25%, 3/15/14	357,075
GameStop Corp.
1,405	8.00%, 10/1/12	1,471,738
GameStop Corp., Variable Rate
410	9.247%, 10/1/11	427,938
Linens 'N Things, Inc., Variable Rate
100	10.999%, 1/15/14	98,250
Michaels Stores, Inc., Sr. Notes
650	10.00%, 11/1/14(5)	667,063
Michaels Stores, Inc., Sr. Sub. Notes
205	11.375%, 11/1/16(5)	211,150
Neiman Marcus Group, Inc.
540	9.00%, 10/15/15	587,925
350	10.375%, 10/15/15	388,938
Toys "R" Us
105	7.375%, 10/15/18	81,506
		$4,616,033

Principal Amount (000's omitted)	Security	Value
Steel — 0.1%
AK Steel Corp.
$145	7.875%, 2/15/09	$145,725
RathGibson, Inc., Sr. Notes
475	11.25%, 2/15/14(5)	501,125
		$646,850
Surface Transport — 0.3%
Horizon Lines, LLC
$1,808	9.00%, 11/1/12	$1,902,920
		$1,902,920
Telecommunications — 1.6%
Alamosa Delaware, Inc., Sr. Notes
$560	11.00%, 7/31/10	$607,641
Centennial Cellular Operating Co. / Centennial Communication Corp., Sr. Notes
265	10.125%, 6/15/13	286,200
Digicel Ltd., Sr. Notes
285	9.25%, 9/1/12(5)	303,525
Intelsat Bermuda Ltd.
365	9.25%, 6/15/16(5)	392,375
Intelsat Bermuda Ltd., Sr. Notes, Variable Rate
545	10.484%, 1/15/12	554,538
Intelsat Ltd., Sr. Notes
1,585	5.25%, 11/1/08	1,551,319
Qwest Capital Funding, Inc.
123	7.00%, 8/3/09	125,460
Qwest Communications International, Inc.
70	7.50%, 11/1/08	71,400
1,450	7.50%, 2/15/14	1,500,750
Qwest Corp., Sr. Notes
505	7.625%, 6/15/15	541,613
Qwest Corp., Sr. Notes, Variable Rate
1,090	8.64%, 6/15/13	1,186,738
Rogers Wireless, Inc., Sr. Sub. Notes
45	8.00%, 12/15/12	47,925
Rogers Wireless, Inc., Variable Rate
1,617	8.515%, 12/15/10	1,653,383
UbiquiTel Operating Co., Sr. Notes
1,110	9.875%, 3/1/11	1,204,350
West Corp., Sr. Notes
575	9.50%, 10/15/14(5)	572,844
Windstream Corp., Sr. Notes
325	8.125%, 8/1/13(5)	353,438
65	8.625%, 8/1/16(5)	71,094
		$11,024,593

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Utilities — 0.2%
Dynegy Holdings, Inc.
$220	8.375%, 5/1/16	$229,900
430	7.625%, 10/15/26	411,725
NRG Energy, Inc.
150	7.25%, 2/1/14	150,375
505	7.375%, 1/15/17	505,000
NRG Energy, Inc., Sr. Notes
210	7.375%, 2/1/16	210,525
Reliant Energy, Inc.
180	9.25%, 7/15/10	190,125
		$1,697,650
Total Corporate Bonds & Notes (identified cost, $100,688,384)		$103,627,360
Convertible Bonds — 0.0%
Principal Amount	Security	Value
$345,000	L-3 Communications Corp.(5)	$360,094
Total Convertible Bonds (identified cost, $348,787)		$360,094
Common Stocks — 0.1%
Shares	Security	Value
34,611	Trump Entertainment Resorts, Inc.(4)	$737,907
Total Common Stocks (identified cost, $427,071)		$737,907
Preferred Stocks — 0.0%
Shares	Security	Value
1,123	Chesapeake Energy Corp., 4.50%	$113,142
1,029	Crown Castle International Corp., (PIK)	57,367
Total Preferred Stocks (identified cost, $158,111)		$170,509

Closed-End Investment Companies — 3.4%
Shares	Security	Value
150,400	BlackRock Floating Rate Income Strategies Fund II, Inc.	$2,693,664
52,200	BlackRock Floating Rate Income Strategies Fund, Inc.	935,424
343,600	First Trust / Four Corners Senior Floating Rate Income Fund II	6,167,620
505,500	ING Prime Rate Trust	3,634,545
162,500	LMP Corporate Loan Fund, Inc.	2,192,125
147,040	Pioneer Floating Rate Trust	2,786,408
600,000	Van Kampen Senior Income Trust	5,178,000
Total Closed-End Investment Companies (identified cost, $23,165,046)		$23,587,786
Affiliated Investments — 1.0%
Security	Rate	Value
Investment in Cash Management Portfolio(6)	4.83%	$6,922,556

Total Affiliated Investments (at amortized cost $6,922,556)	$6,922,556
Total Investments — 160.5% (identified cost $1,123,216,113)	$1,127,147,664

Less Unfunded Loan Commitments — (0.3)%	$(2,058,774)
Net Investments — 160.2% (identified cost $1,121,157,339)	$1,125,088,890
Other Assets, Less Liabilities — 1.8%	$12,832,780
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (62.0)%	$(435,481,509)
Net Assets Applicable to Common Shares — 100.0%	$702,440,161

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

PIK - Payment In Kind.

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate as of November 30, 2006 of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Unfunded loan commitments. See Note 1E for description.

(3)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)  Non-income producing security.

(5)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the aggregate value of the securities is $28,675,444 or 4.1% of the Fund's net assets.

(6)  Affiliated investment that invests in high quality U.S. money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of November 30, 2006.

(7)  Defaulted security. Currently the issuer is in default with respect to interest payments.

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of November 30, 2006

Assets
Unaffiliated investments, at value (identified cost, $1,121,157,339)	$1,118,166,334
Affiliated investments, at value (amortized cost, $6,922,556)	6,922,556
Cash	2,830,400
Receivable for investments sold	2,016,350
Dividends and interest receivable	10,813,453
Receivable for open swap contracts	76,263
Prepaid expenses	98,769
Total assets	$1,140,924,125
Liabilities
Payable for investments purchased	$2,260,000
Payable to affiliate for investment advisory fees	510,846
Payable to affiliate for Trustees' fees	3,638
Accrued expenses	227,971
Total liabilities	$3,002,455
Auction preferred shares (17,400 shares outstanding) at liquidation value plus cumulative unpaid dividends	$435,481,509
Net assets applicable to common shares	$702,440,161
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized, 37,294,271 shares issued and outstanding	$372,943
Additional paid-in capital	706,620,385
Accumulated net realized loss	(9,290,592)
Accumulated undistributed net investment income	747,581
Net unrealized appreciation	3,989,844
Net assets applicable to common shares	$702,440,161
Net Asset Value Per Common Share
($702,440,161 ÷ 37,294,271 common shares issued and outstanding)	$18.84

Statement of Operations

For the Six Months Ended
November 30, 2006

Investment Income
Interest	$43,710,670
Dividends	968,061
Interest income allocated from affiliated investment	41,440
Expense allocated from affiliated investment	(3,590)
Total investment income	$44,716,581
Expenses
Investment adviser fee	$4,272,662
Trustees' fees and expenses	10,667
Preferred shares remarketing agent fee	545,239
Custodian fee	159,014
Legal and accounting services	81,207
Printing and postage	69,513
Transfer and dividend disbursing agent fees	35,895
Miscellaneous	81,002
Total expenses	$5,255,199
Deduct — Reduction of custodian fee	$11,391
Reduction of investment adviser fee	1,140,325
Total expense reductions	$1,151,716
Net expenses	$4,103,483
Net investment income	$40,613,098
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions	$(803,362)
Swap contracts	33,074
Net realized loss	$(770,288)
Change in unrealized appreciation (depreciation) — Investments	$(1,330,815)
Swap contracts	61,069
Net change in unrealized appreciation (depreciation)	$(1,269,746)
Net realized and unrealized loss	$(2,040,034)
Distributions to preferred shareholders
From net investment income	$(11,136,547)
Net increase in net assets from operations	$27,436,517

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2006 (Unaudited)	Year Ended May 31, 2006
From operations — Net investment income	$40,613,098	$68,374,908
Net realized loss from investment transactions and swap contracts	(770,288)	(2,090,940)
Net change in unrealized appreciation (depreciation) from investments and swap contracts	(1,269,746)	5,161,460
Distributions to preferred shareholders — From net investment income	(11,136,547)	(17,268,274)
Net increase in net assets from operations	$27,436,517	$54,177,154
Distributions to common shareholders — From net investment income	$(30,171,065)	$(51,727,154)
Total distributions to common shareholders	$(30,171,065)	$(51,727,154)
Net increase (decrease) in net assets	$(2,734,548)	$2,450,000
Net Assets Applicable to Common Shares
At beginning of period	$705,174,709	$702,724,709
At end of period	$702,440,161	$705,174,709
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$747,581	$1,442,095

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended November 30, 2006	Year Ended May 31,
	(Unaudited)(1)	2006(1)	2005(1)(2)
Net asset value — Beginning of period (Common shares)	$18.910	$18.840	$19.100	(3)
Income (loss) from operations
Net investment income	$1.089	$1.833	$1.101
Net realized and unrealized gain (loss)	(0.051)	0.087	(0.055)
Distributions to preferred shareholders from net investment income	(0.299)	(0.463)	(0.209)
Total income from operations	$0.739	$1.457	$0.837
Less distributions to common shareholders
From net investment income	$(0.809)	$(1.387)	$(0.952)
Total distributions to common shareholders	$(0.809)	$(1.387)	$(0.952)
Preferred and Common shares offering costs charged to paid-in capital	$—	$—	$(0.027)
Preferred Shares underwriting discounts	$—	$—	$(0.118)
Net asset value — End of period (Common shares)	$18.840	$18.910	$18.840
Market value — End of period (Common shares)	$18.470	$17.950	$18.070
Total Investment Return on Net Asset Value(4)	4.10%	8.50%	3.72	%(5)
Total Investment Return on Market Value(4)	7.51%	7.38%	(0.52	)%(5)

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended November 30, 2006		Year Ended May 31,
	(Unaudited)(1)		2006(1)	2005(1)(2)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of period (000's omitted)	$702,440		$705,175	$702,725
Ratios (As a percentage of average net assets applicable to common shares):
Expenses before custodian fee reduction(6)	1.17	%(7)	1.15%	1.04	%(7)
Expenses after custodian fee reduction(6)	1.17	%(7)	1.15%	1.04	%(7)
Net investment income(6)	11.54	%(7)	9.67%	6.26	%(7)
Portfolio Turnover	24%		51%	100%

†  The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Expenses before custodian fee reduction(6)	0.72	%(7)	0.71%	0.70	%(7)
Expenses after custodian fee reduction(6)	0.72	%(7)	0.71%	0.70	%(7)
Net investment income(6)	7.12	%(7)	5.99%	4.24	%(7)
Senior Securities:
Total preferred shares outstanding	17,400		17,400	17,400
Asset coverage per preferred share(8)	$65,398		$65,535	$65,396
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, June 29, 2004, to May 31, 2005.

(3)  Net asset value at beginning of period reflects the deduction of the sales load of $0.90 per share paid by the shareholder from the $20.00 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported.

(6)  Ratios do not reflect the effect of dividend payments to preferred shareholders.

(7)  Annualized.

(8)  Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.

(9)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Floating-Rate Income Trust as of November 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

  1  Significant Accounting Policies

Eaton Vance Floating-Rate Income Trust (the Fund) is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as a closed-end management investment company. The Fund, which was organized as a Massachusetts business trust on April 28, 2004, seeks to provide a high level of current income. The Fund will, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income. The Fund pursues its objectives by investing primarily in senior, secured floating rate loans (Senior Loans). The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Fund's valuation policies are as follows: Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Fund's investment adviser, Eaton Vance Management (EVM), under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include, but are not limited to (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan, including price quotations for and trading in the Senior Loan and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Fair value determinations are made by the portfolio managers of a fund based on information available to such managers. The portfolio managers of other funds managed by Eaton Vance that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of Floating-Rate Income Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by Eaton Vance that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of Floating-Rate Income Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser's Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans.

Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market

Eaton Vance Floating-Rate Income Trust as of November 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. The value of interest rate swaps will be based on dealer quotations. Short-term obligations which mature in sixty days or less are valued at amortized cost, which approximates value. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Over-the-counter options are valued at the mean between the bid and the asked price provided by dealers. Marketable securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Financial futures contracts listed on the commodity exchanges and options thereon are valued at closing settlement prices. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund. Occasionally, events affecting the value of foreign securities may occur between the time trading is completed abroad and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value (unless the Fund deems that such event would materially affect its net asset value in which case an adjustment would be made and reflected in such computation). The Fund may rely on an independent fair valuation service in making any such adjustment as to the value of a foreign equity security.

The Cash Management Portfolio's valuation policy is as follows: The Portfolio values investment securities utilizing the amortized cost valuation techniques permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio's security at its cost and thereafter assuming a constant amortization to maturity of any discounts or premiums.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At May 31, 2006, the Fund, for federal income tax purposes, had a capital loss carryover of $6,751,410 which will reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on May 31, 2013 ($1,477,364) and May 31, 2014 ($5,274,046).

Additionally, at May 31, 2006, the Fund had net capital losses of $115,148 attributable to security transactions incurred after October 31, 2005. These are treated as arising on the first day of the Fund's following taxable year.

D  Investment Transactions — Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Fund instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

E  Unfunded Loan Commitments — The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

F  Offering Costs — Costs incurred by the Fund in connection with the offering of the common shares and preferred shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

G  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statements of Operations.

H  Written Options — Upon the writing of a call or a put option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is

Eaton Vance Floating-Rate Income Trust as of November 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

subsequently marked-to-market to reflect the current value of the option written in accordance with the Fund's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

I  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund's policies on investment valuations discussed above. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Fund.

If the Fund enters into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Fund's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

K  Reverse Repurchase Agreements — The Fund may enter into reverse repurchase agreements. Under such an agreement, the Fund temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed-upon price and time in the future. The Fund may enter into reverse repurchase agreements for temporary purposes, such as to fund withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Fund's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Fund. The securities underlying such agreements continue to be treated as owned by the Fund and remain in the Portfolio of Investments. Interest charged on amounts borrowed by the Fund under reverse repurchase agreements is accrued daily.

L  Total Return Swaps — The Fund may enter into swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. In a total return swap, the Fund makes payments at a rate equal to a predetermined spread to the one or three-month LIBOR. In exchange, the Fund receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. However, the Fund does not anticipate nonperformance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

M  Credit Default Swaps — The Fund may enter into credit default swap contracts for risk management

Eaton Vance Floating-Rate Income Trust as of November 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

purposes, including diversification. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The Fund will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the counterparty may be unable to fulfill the transaction.

N  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

O  Indemnifications — Under the Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

P  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

Q  Interim Financial Statements – The interim financial statements relating to November 30, 2006 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

  2  Auction Preferred Shares

The Fund issued 3,480 shares of Auction Preferred Shares (APS) Series A, 3,480 shares of Auction Preferred Shares (APS) Series B, 3,480 shares of Auction Preferred Shares (APS) Series C, 3,480 shares of Auction Preferred Shares (APS) Series D, and 3,480 shares of Auction Preferred Shares (APS) Series E on September 16, 2004 in a public offering. The underwriting discount and other offering costs were recorded as a reduction of the capital of the common shares. Dividends on the APS Series A, Series B, and Series C, which accrue daily, are cumulative at a rate which was established at the offering of the APS and have been reset every 7 days thereafter by an auction. Dividends on the APS Series D and Series E, which accrue daily, are cumulative at a rate which was established at the offering of the APS and have been reset every 28 days thereafter by an auction. Dividend rates ranged from 4.62% to 5.17% for Series A shares, 4.60% to 5.10% for Series B shares, 4.48% to 5.30% for Series C shares, 5.20% to 5.25% for Series D shares, and 5.14% to 5.25% for Series E shares.

The APS are redeemable at the option of the Fund, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the APS as defined in the Fund's By-Laws and the Investment Company Act of 1940. The Fund pays an

Eaton Vance Floating-Rate Income Trust as of November 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

annual fee equivalent to 0.25% of the preferred shares' liquidation value for the remarketing efforts associated with the preferred auctions.

  3  Distribution to Shareholders

The Fund intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding APS. In addition, at least annually, the Fund intends to distribute net capital gain, if any. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven or twenty-eight days. The applicable dividend rate for the APS on November 30, 2006 was 4.95%, 5.10%, 5.10%, 5.20%, and 5.20%, for Series A, Series B, Series C, Series D, and Series E Shares, respectively. For the six months ended November 30, 2006, the Fund paid dividends to APS amounting to $2,186,428, $2,181,094, $2,186,342, $2,291,451 and $2,291,232 for Series A, Series B, Series C, Series D, and Series E Shares, respectively, representing an effective average annual APS dividend rate for such period of 5.013%, 5.000%, 5.012%, 5.253%, and 5.253%, respectively.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principals generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital. These differences relate primarily to the method for amortizing premiums.

  4  Investment Adviser Fee and Other Transactions with Affiliates

EVM serves as the investment adviser and administrator of the Fund. EVM currently receives no compensation for providing administrative services to the Fund. The investment adviser fee is earned by EVM, as compensation for management and investment advisory services rendered to the Fund. Under the advisory agreement, EVM receives a monthly advisory fee in the amount equal to 0.75% annually of average daily gross assets of the Fund. The advisory fee paid by the Fund is reduced by the Fund's allocable portion of the advisory fee paid by Cash Management Portfolio (CMP), an affiliated investment company managed by Boston Management and Research, a wholly-owned subsidary of EVM. For the six months ended November 30, 2006, the Fund's allocated portion of the advisory fee paid by CMP totaled $3,548. The advisory fee paid directly by the Fund amounted to 4,272,662.In addition, EVM has contractually agreed to reimburse the Fund for fees and other expenses in the amount of 0.20% of the average daily gross assets of the Fund for the first five full years of the Fund 's operations, 0.15% of average daily gross assets in year six, 0.10% in year seven and 0.05% in year eight. For the six months ended November 30, 2006, EVM waived $1,140,325 of its advisory fee.

Certain officers and Trustees of the Fund are officers of the above organization.

  5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including paydowns, aggregated $265,959,037 and $258,800,589 respectively, for the six months ended November 30, 2006.

  6  Common Shares of Beneficial Interest

The Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. There were no transactions in common shares for the six months ended November 30, 2006 and for the year ended May 31, 2006.

  7  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of investments owned by the Fund at November 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,122,528,100
Gross unrealized appreciation	$7,871,964
Gross unrealized depreciation	(5,311,174)
Net unrealized appreciation	$2,560,790

The net unrealized appreciation on swap contracts at November 30, 2006 on a federal income tax basis was $58,293.

  8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts, and swap contracts and may involve, to a varying degree, elements of risk in

Eaton Vance Floating-Rate Income Trust as of November 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at November 30, 2006 is as follows:

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
800,000 USD	3/20/2009	Agreement with Lehman Brothers Special Financing, Inc. dated 9/24/2004 whereby the Fund will receive 2.30% per year times the notional amount. The Fund makes payment only upon a default event on underlying loan assets (13 in total, each representing 7.69% of the notional value of the swap).	$(8,811)
2,000,000 USD	3/20/2010	Agreement with Lehman Brothers Special Financing, Inc. dated 3/15/2005 whereby the Fund will receive 2.20% per year times the notional amount. The Fund makes payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	$67,104

At November 30, 2006, the Fund had sufficient cash segregated to cover potential obligations arising from open swap contracts.

  9  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standard Board ("FASB") issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Eaton Vance Floating-Rate Income Trust

DIVIDEND REINVESTMENT PLAN

The Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions reinvested in common shares (the Shares) of the Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Fund's transfer agent, PFPC Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by the Fund. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-800-331-1710.

Eaton Vance Floating-Rate Income Trust

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account:

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Floating-Rate Income Trust
c/o PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027
800-331-1710

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company and has no employees.

Number of Shareholders

As of November 30, 2006, our records indicate that there are 15 registered shareholders and approximately 28,526 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive our reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

New York Stock Exchange symbol

The New York Stock Exchange symbol is EFT.

Eaton Vance Floating-Rate Income Trust

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a

Eaton Vance Floating-Rate Income Trust

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement between the Eaton Vance Floating-Rate Income Trust (the "Fund"), and Eaton Vance Management (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior secured floating-rate loans. The Board noted the experience of the Adviser's 29 bank loan investment professionals and other personnel who provide services to the Fund, including four portfolio managers and 15 analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2005 for the Fund. The Board concluded that the performance of the Fund is satisfactory.

Eaton Vance Floating-Rate Income Trust

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as "management fees"). As part of its review, the Board considered the Fund's management fee and total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the Adviser's profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund.

Eaton Vance Floating-Rate Income Trust

INVESTMENT MANAGEMENT

Eaton Vance Floating-Rate Income Trust

Officers
Payson F. Swaffield
President and Chief Executive Officer
Thomas E. Faust Jr.
Vice President
James B. Hawkes
Vice President and Trustee
Scott H. Page
Vice President
Michael W. Weilheimer
Vice President
Barbara E. Campbell
Treasurer and Principal Financial Accounting Officer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

This Page Intentionally Left Blank

Investment Adviser and Administrator of Eaton Vance Floating-Rate Income Trust
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 43027
Providence, RI 02940-3027
(800) 262-1122

Eaton Vance Floating-Rate Income Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

2224-1/07  CE-FLRINCSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Income Trust

By:	/s/Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	January 12, 2007

By:	/s/Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 12, 2007